Schedule of Investments (unaudited)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$1,197	$981,028
4.65%, 10/01/28 (Call 07/01/28)	2,478	2,389,845
4.75%, 03/30/30 (Call 12/30/29)	3,256	3,166,174
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)(a)	3,178	2,683,707
2.60%, 08/01/31 (Call 05/01/31)(a)	3,539	2,951,245
4.20%, 06/01/30 (Call 03/01/30)	3,271	3,096,418
		15,268,417
Aerospace & Defense — 1.2%
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	5,441	4,391,214
3.40%, 04/15/30 (Call 01/15/30)(b)	7,521	6,828,455
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)(a)	4,486	3,910,024
3.20%, 03/01/29 (Call 12/01/28)	5,932	5,341,261
3.45%, 11/01/28 (Call 08/01/28)	2,409	2,186,001
3.63%, 02/01/31 (Call 11/01/30)	9,189	8,308,024
5.15%, 05/01/30 (Call 02/01/30)	24,786	24,582,658
6.13%, 02/15/33(a)	460	480,309
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)	2,918	2,467,288
3.63%, 04/01/30 (Call 01/01/30)	6,199	5,821,203
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	3,744	2,993,518
2.90%, 12/15/29 (Call 09/15/29)	2,860	2,515,966
4.40%, 06/15/28 (Call 03/15/28)	4,487	4,361,438
4.40%, 06/15/28 (Call 03/15/28)(a)	4,752	4,619,022
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(a)	2,632	2,207,347
3.90%, 06/15/32 (Call 03/15/32)(a)	3,782	3,570,427
5.25%, 01/15/33 (Call 10/15/32)(a)	6,075	6,317,283
Northrop Grumman Corp.
4.40%, 05/01/30 (Call 02/01/30)	4,381	4,300,354
4.70%, 03/15/33 (Call 12/15/32)(a)	6,390	6,283,039
Northrop Grumman Systems Corp., 7.75%, 02/15/31	375	433,678
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	5,811	4,666,948
2.25%, 07/01/30 (Call 04/01/30)	6,394	5,412,506
2.38%, 03/15/32 (Call 12/15/31)(a)	5,655	4,677,737
4.13%, 11/16/28 (Call 08/16/28)	17,476	16,906,965
5.15%, 02/27/33 (Call 11/27/32)(a)	6,520	6,630,892
6.70%, 08/01/28(a)	340	369,428
7.50%, 09/15/29(a)	1,938	2,208,190
		142,791,175
Agriculture — 1.2%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	9,690	7,587,463
3.40%, 05/06/30 (Call 02/06/30)	4,281	3,786,589
4.80%, 02/14/29 (Call 11/14/28)	10,451	10,220,668
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	4,546	3,981,369
3.25%, 03/27/30 (Call 12/27/29)	5,846	5,417,508
4.50%, 08/15/33 (Call 05/15/33)	1,315	1,291,308
5.94%, 10/01/32(a)	605	658,491
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)	6,949	5,542,803
3.46%, 09/06/29 (Call 06/06/29)	2,851	2,482,111
Security	Par (000)	Value

Agriculture (continued)
4.74%, 03/16/32 (Call 12/16/31)(a)	$5,079	$4,645,151
4.91%, 04/02/30 (Call 01/02/30)(a)	5,626	5,343,472
7.75%, 10/19/32 (Call 07/19/32)(a)	2,900	3,173,278
Bunge Ltd. Finance Corp., 2.75%, 05/14/31
(Call 02/14/31)(a)	5,664	4,744,197
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(a)(b)	2,863	2,283,578
2.13%, 04/23/30 (Call 01/23/30)(a)(b)	3,869	3,270,082
2.13%, 11/10/31 (Call 08/10/31)(a)(b)	5,488	4,468,256
3.25%, 05/23/29 (Call 02/23/29)(a)(b)	2,803	2,601,044
4.00%, 06/22/32 (Call 03/22/32)(a)(b)	4,150	3,876,629
4.75%, 04/24/33 (Call 01/24/33)(a)(b)	2,185	2,165,741
5.13%, 10/11/32 (Call 07/11/32)(a)(b)	2,660	2,707,304
Imperial Brands Finance PLC, 3.88%, 07/26/29 (Call 04/26/29)(b)	5,652	5,041,180
JT International Financial Services BV, 6.88%, 10/24/32 (Call 07/24/32)(b)	2,885	3,197,973
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	4,270	3,387,208
2.10%, 05/01/30 (Call 02/01/30)	4,501	3,720,604
3.38%, 08/15/29 (Call 05/15/29)	4,325	3,928,813
5.13%, 02/15/30 (Call 12/15/29)	8,345	8,258,858
5.38%, 02/15/33 (Call 11/15/32)(a)	11,165	11,090,768
5.63%, 11/17/29 (Call 09/17/29)	7,203	7,379,716
5.75%, 11/17/32 (Call 08/17/32)	8,380	8,588,362
Viterra Finance BV
3.20%, 04/21/31 (Call 01/21/31)(a)(b)	3,635	2,911,119
5.25%, 04/21/32 (Call 01/21/32)(a)(b)	1,365	1,225,322
		138,976,965
Airlines — 0.2%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)(b)	17,862	17,255,103
Southwest Airlines Co., 2.63%, 02/10/30 (Call 11/10/29)(a)	3,258	2,750,217
		20,005,320
Apparel — 0.2%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)(a)	8,418	7,675,844
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	4,365	3,862,513
Tapestry Inc., 3.05%, 03/15/32 (Call 12/15/31)	3,247	2,612,951
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	4,900	4,045,809
		18,197,117
Auto Manufacturers — 1.7%
American Honda Finance Corp.
1.80%, 01/13/31(a)	2,023	1,651,447
2.25%, 01/12/29(a)	3,427	3,011,745
4.60%, 04/17/30	4,265	4,200,065
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	2,855	2,553,314
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	3,157	2,564,642
2.55%, 04/01/31 (Call 01/01/31)(a)(b)	2,880	2,472,977
3.63%, 04/18/29 (Call 01/18/29)(b)	3,670	3,453,939
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	2,615	2,418,224
3.95%, 08/14/28 (Call 05/14/28)(a)(b)	2,579	2,494,215
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	5,607	5,416,568
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)	4,398	3,591,742
Daimler Finance North America LLC
2.45%, 03/02/31(a)(b)	2,192	1,865,496
2.63%, 03/10/30(b)	2,352	2,044,622
3.10%, 08/15/29(b)	2,695	2,440,133
4.30%, 02/22/29(a)(b)	2,145	2,114,773

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Trucks Finance North America LLC
2.38%, 12/14/28(a)(b)	$4,310	$3,749,512
2.50%, 12/14/31(a)(b)	4,220	3,445,086
General Motors Co.
5.00%, 10/01/28 (Call 07/01/28)(a)	4,110	4,044,816
5.40%, 10/15/29 (Call 08/15/29)(a)	5,115	5,008,221
5.60%, 10/15/32 (Call 07/15/32)(a)	6,875	6,621,524
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	5,557	4,343,341
2.40%, 10/15/28 (Call 08/15/28)	5,695	4,837,308
2.70%, 06/10/31 (Call 03/10/31)	5,545	4,403,013
3.10%, 01/12/32 (Call 10/12/31)	7,014	5,653,658
3.60%, 06/21/30 (Call 03/21/30)	6,789	5,882,285
4.30%, 04/06/29 (Call 02/06/29)(a)	6,387	5,907,099
5.65%, 01/17/29 (Call 10/17/28)	3,171	3,138,396
5.85%, 04/06/30 (Call 02/06/30)	1,090	1,079,236
6.40%, 01/09/33 (Call 10/09/32)(a)	2,745	2,784,209
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)(a)	5,313	4,727,592
Hyundai Capital America
2.00%, 06/15/28 (Call 04/15/28)(b)	4,238	3,581,208
2.10%, 09/15/28 (Call 07/17/28)(b)	3,865	3,263,473
5.80%, 04/01/30 (Call 02/01/30)(a)(b)	2,075	2,108,053
6.38%, 04/08/30 (Call 01/08/30)(a)(b)	3,408	3,554,320
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	8,328	10,442,874
Nissan Motor Co. Ltd., 4.81%, 09/17/30 (Call 06/17/30)(b)	5,075	4,312,560
Stellantis Finance U.S. Inc.
2.69%, 09/15/31 (Call 06/15/31)(a)(b)	5,562	4,420,356
6.38%, 09/12/32 (Call 06/12/32)(a)(b)	4,030	4,140,878
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	3,020	2,599,771
2.76%, 07/02/29(a)	2,222	2,025,557
3.67%, 07/20/28(a)	2,423	2,343,905
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	3,301	2,667,833
1.90%, 09/12/31(a)	3,322	2,700,434
2.15%, 02/13/30(a)	4,404	3,801,650
2.40%, 01/13/32(a)	1,355	1,138,680
3.38%, 04/01/30	5,529	5,117,672
3.65%, 01/08/29	2,851	2,715,500
4.45%, 06/29/29(a)	4,573	4,538,093
4.55%, 05/17/30	4,665	4,602,849
4.70%, 01/12/33	2,845	2,847,429
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(a)(b)	2,811	2,545,927
4.60%, 06/08/29 (Call 04/08/29)(b)	2,758	2,664,792
4.75%, 11/13/28(a)(b)	6,885	6,752,965
		192,805,977
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	1,679	1,622,829
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32 (Call 12/01/31)(a)	4,765	4,058,394
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)(a)	2,310	1,798,032
3.50%, 05/30/30 (Call 02/28/30)(a)	1,934	1,704,435
4.25%, 05/15/29 (Call 02/15/29)(a)	2,084	1,967,739
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	$4,310	$3,691,652
5.50%, 03/21/33 (Call 12/21/32)(a)	4,030	4,126,770
		18,969,851
Banks — 21.6%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(b)(c)	6,090	5,142,885
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)(c)	4,591	3,508,150
ANZ New Zealand Int’l Ltd./London, 2.55%, 02/13/30(a)(b)	3,133	2,676,458
ASB Bank Ltd.
2.38%, 10/22/31(a)(b)	1,665	1,343,720
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(a)(b)(c)	2,445	2,359,347
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(a)(b)(c)	6,633	5,052,138
6.74%, 12/08/32(a)(b)	6,985	7,234,556
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(a)(b)	915	790,551
Banco de Credito e Inversiones SA, 2.88%, 10/14/31 (Call 07/14/31)(b)	1,245	1,023,388
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(b)	5,510	4,383,306
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(a)(b)	1,590	1,396,815
Banco Santander SA
2.75%, 12/03/30	8,225	6,439,872
2.96%, 03/25/31(a)	4,276	3,561,467
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(c)	5,599	4,415,885
3.31%, 06/27/29(a)	5,672	5,101,641
3.49%, 05/28/30	5,817	5,098,766
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31),
(5-year CMT + 2.150%)(a)(b)(c)	5,555	4,497,293
4.45%, 09/19/28(b)	2,628	2,576,334
9.03%, 03/15/29(a)(b)	1,410	1,579,609
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(3-mo. SOFR + 1.432%)(c)	15,050	11,973,426
1.92%, 10/24/31 (Call 10/24/30),
(3-mo. SOFR + 1.432%)(c)	13,797	10,895,919
2.09%, 06/14/29 (Call 06/14/28),
(3-mo. SOFR + 1.432%)(c)	16,280	13,940,800
2.30%, 07/21/32 (Call 07/21/31),
(3-mo. SOFR + 1.432%)(c)	20,604	16,418,579
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(c)	11,168	8,478,729
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(c)	18,867	15,809,087
2.57%, 10/20/32 (Call 10/20/31),
(3-mo. SOFR + 1.432%)(c)	18,110	14,705,818
2.59%, 04/29/31 (Call 04/29/30),
(3-mo. SOFR + 1.432%)(c)	16,813	14,120,642
2.69%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.432%)(c)	25,105	20,746,476
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(c)	10,954	9,434,899

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.97%, 02/04/33 (Call 02/04/32),
(3-mo. SOFR + 1.432%)(c)	$20,817	$17,362,091
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(c)	13,782	12,156,583
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(a)(c)	13,675	11,683,992
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(c)	16,721	15,511,727
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(c)	16,237	15,433,934
4.57%, 04/27/33 (Call 04/27/32),
(3-mo. SOFR + 1.432%)(c)	22,415	21,055,567
5.02%, 07/22/33 (Call 07/22/32),
(3-mo. SOFR + 1.432%)(a)(c)	27,745	27,119,662
5.29%, 04/25/34	26,880	26,709,412
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(3-mo. SOFR + 1.432%)(c)	11,370	9,403,700
Bank of Montreal, 3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(c)	7,690	6,115,414
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)(a)	1,513	1,202,078
1.80%, 07/28/31 (Call 04/28/31)(a)	2,806	2,212,984
2.50%, 01/26/32 (Call 10/26/31)(a)	2,459	2,014,951
3.00%, 10/30/28 (Call 07/30/28)(a)	3,238	2,944,999
3.30%, 08/23/29 (Call 05/23/29)	4,104	3,711,860
3.85%, 04/26/29 (Call 02/26/29)	2,210	2,090,199
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(a)(c)	3,830	3,614,244
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(c)	3,000	2,919,590
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(c)	3,875	3,777,171
4.97%, 04/26/34	5,790	5,756,714
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(a)(c)	8,315	8,742,151
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	2,490	2,099,204
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	970	814,669
Bank of Nova Scotia (The)
2.15%, 08/01/31	4,288	3,442,868
2.45%, 02/02/32(a)	5,068	4,165,679
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(c)	6,480	5,627,772
4.85%, 02/01/30	7,115	6,956,785
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	1,909	1,355,470
Barclays PLC
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(c)	5,157	4,177,675
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(c)	5,698	4,538,929
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(c)	6,873	5,428,643
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(c)	5,183	4,099,399
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(c)	8,086	7,508,004
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(c)	5,659	5,468,250
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(c)	7,220	7,289,278
Security	Par (000)	Value

Banks (continued)
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(c)	$11,139	$12,142,724
BNP Paribas SA
2.16%, 09/15/29 (Call 09/15/28),
(1-day SOFR + 1.218%)(b)(c)	8,118	6,821,430
2.59%, 08/12/35 (Call 08/12/30),
(5-year CMT + 2.050%)(a)(b)(c)	7,662	5,873,239
2.87%, 04/19/32 (Call 04/19/31),
(1-day SOFR + 1.387%)(a)(b)(c)	14,307	11,797,865
3.13%, 01/20/33 (Call 01/20/32),
(1-day SOFR + 1.561%)(b)(c)	8,773	7,278,083
4.38%, 03/01/33 (Call 03/01/28),
(5-year USD Swap + 1.483%)(b)(c)	4,730	4,323,284
4.40%, 08/14/28(a)(b)	10,665	10,215,533
5.13%, 01/13/29 (Call 01/13/28),
(1-year CMT + 1.450%)(b)(c)	325	323,886
5.20%, 01/10/30 (Call 01/10/29),
(3-mo. LIBOR US + 2.567%)(b)(c)	4,786	4,695,721
BPCE SA
2.28%, 01/20/32 (Call 01/20/31),
(1-day SOFR + 1.312%)(a)(b)(c)	7,992	6,191,993
2.70%, 10/01/29(a)(b)	4,552	3,928,247
3.12%, 10/19/32 (Call 10/19/31),
(1-day SOFR + 1.730%)(b)(c)	6,152	4,756,292
4.63%, 09/12/28(a)(b)	3,409	3,226,584
5.75%, 07/19/33 (Call 07/19/32),
(1-day SOFR + 2.865%)(b)(c)	5,340	5,223,954
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)(a)	4,695	4,224,591
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(c)	9,990	8,062,877
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(c)	16,843	13,826,616
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(c)	19,580	16,392,875
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(c)	12,879	10,951,200
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(a)(c)	12,899	11,175,788
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(c)	16,865	14,185,088
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(c)	16,870	14,978,919
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(c)	14,165	13,132,992
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(c)	22,521	21,300,827
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(a)(c)	14,143	13,749,861
5.88%, 02/22/33(a)	6,705	6,803,097
6.17%, 05/25/34	7,860	7,971,203
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(c)	15,410	16,460,516
6.63%, 06/15/32	6,849	7,229,452
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	2,264	1,768,408
2.64%, 09/30/32 (Call 07/02/32)(a)	1,160	795,626
3.25%, 04/30/30 (Call 01/30/30)(a)	5,746	4,682,501

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(c)	$2,195	$1,840,070
Comerica Bank, 5.33%, 08/25/33 (Call 08/25/32),
(1-day SOFR + 2.610%)(a)(c)	1,915	1,468,065
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	2,242	1,803,827
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,193	3,400,788
2.69%, 03/11/31(b)	8,770	6,911,158
3.61%, 09/12/34 (Call 09/12/29),
(5-year CMT + 2.050%)(b)(c)	6,345	5,394,573
3.78%, 03/14/32(b)	7,120	5,955,242
Cooperatieve Rabobank UA, 3.76%, 04/06/33
(Call 04/06/32), (1-year CMT + 1.420%)(a)(b)(c)	4,920	4,328,086
Credit Agricole SA, 3.25%, 01/14/30(a)(b)	6,457	5,524,395
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31),
(1-day SOFR + 1.730%)(b)(c)	18,221	14,647,222
4.19%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.730%)(b)(c)	16,200	14,238,018
6.54%, 08/12/33 (Call 08/12/32),
(1-day SOFR + 3.920%)(a)(b)(c)	16,505	16,844,508
9.02%, 11/15/33 (Call 11/15/32),
(1-day SOFR + 5.020%)(a)(b)(c)	10,978	13,020,786
Deutsche Bank AG, 7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(c)	8,105	7,413,664
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(c)	5,070	4,022,072
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(c)	8,337	6,933,740
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(c)	6,935	5,196,375
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(a)(c)	6,935	5,021,503
5.88%, 07/08/31 (Call 04/08/30),
(1-day SOFR + 5.438%)(a)(c)	2,375	2,053,334
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	3,108	2,521,087
4.65%, 09/13/28 (Call 06/13/28)	5,223	4,856,941
Fifth Third Bancorp.
4.34%, 04/25/33 (Call 04/25/32),
(1-day SOFR + 1.660%)(a)(c)	2,340	2,088,490
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(c)	7,555	6,997,918
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	2,156	1,830,218
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(c)	14,842	11,726,936
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(c)	22,881	18,423,119
2.60%, 02/07/30 (Call 11/07/29)	11,848	10,151,733
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(c)	21,504	17,738,437
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(c)	17,600	14,419,036
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(c)	22,965	19,474,013
3.80%, 03/15/30 (Call 12/15/29)(a)	14,162	13,127,772
6.13%, 02/15/33(a)	1,690	1,804,136
Security	Par (000)	Value

Banks (continued)
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30),
(3-mo. LIBOR US + 4.980%)(a)(b)(c)(d)	$4,330	$5,282,600
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(c)	10,890	9,183,730
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(c)	8,241	6,631,543
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(c)	16,730	13,573,430
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(c)	8,303	6,935,939
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(c)	9,819	7,910,108
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. LIBOR US + 1.610%)(c)	16,497	15,052,542
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. LIBOR US + 1.535%)(c)	16,508	15,656,341
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(a)(c)	10,155	9,191,361
4.95%, 03/31/30	13,378	13,074,125
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(c)	14,074	13,773,554
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(c)	12,471	12,828,465
7.63%, 05/17/32(a)	2,030	2,150,235
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(a)(c)	11,152	12,398,717
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(a)(c)	2,691	1,892,030
2.55%, 02/04/30 (Call 11/04/29)	3,992	3,174,468
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(a)(c)	1,460	1,339,521
Huntington National Bank (The), 5.65%, 01/10/30 (Call 11/10/29)(a)	5,720	5,496,093
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(a)(c)	3,672	3,036,041
4.05%, 04/09/29(a)	5,348	5,029,593
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(a)(c)	5,205	4,764,715
4.55%, 10/02/28	5,972	5,786,568
Intesa Sanpaolo SpA, 8.25%, 11/21/33 (Call 11/21/32),
(1-year CMT + 4.400%)(b)(c)	7,870	8,314,295
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(a)(c)	7,951	6,272,259
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(c)	16,998	13,534,120
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(c)	11,258	9,741,141
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)(c)	15,411	13,086,068
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(c)	17,263	14,149,688
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(c)	19,748	16,440,889
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(a)(c)	20,807	18,028,573

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(a)(c)	$16,714	$14,278,934
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(c)	19,842	16,793,808
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(c)	13,890	12,835,581
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(c)	13,668	13,084,282
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.330%)(c)	14,134	13,639,667
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(a)(c)	16,654	16,073,763
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(c)	11,365	10,995,356
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(c)	14,230	13,646,412
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)(c)	24,970	24,555,313
5.35%, 06/01/34	8,000	8,099,654
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(c)	19,611	19,845,666
8.75%, 09/01/30(a)	1,410	1,677,886
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)(a)	5,685	4,996,172
KeyBank NA/Cleveland OH
3.90%, 04/13/29	1,718	1,328,925
4.90%, 08/08/32(a)	4,315	3,451,876
KeyCorp
2.55%, 10/01/29(a)	5,005	3,832,001
4.79%, 06/01/33 (Call 06/01/32),
(1-day SOFR + 2.060%)(c)	4,005	3,459,813
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32
(Call 02/17/32)(a)(b)	4,830	4,578,110
Kookmin Bank, 2.50%, 11/04/30(b)	980	799,837
Lloyds Banking Group PLC
4.55%, 08/16/28	6,065	5,834,303
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(a)(c)	6,777	6,412,687
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(c)	5,360	5,856,554
M&T Bank Corp., 5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(c)	6,315	5,827,432
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31),
(5-year CMT + 1.700%)(b)(c)	3,760	2,836,981
3.62%, 06/03/30(b)	3,948	3,330,807
6.79%, 01/18/33(a)(b)	5,895	5,910,831
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31),
(1-day SOFR + 1.440%)(a)(b)(c)	6,225	4,962,910
2.87%, 01/14/33 (Call 01/14/32),
(3-mo. SOFR + 1.532%)(a)(b)(c)	7,368	5,910,287
4.44%, 06/21/33 (Call 06/21/32),
(1-day SOFR + 2.405%)(b)(c)	4,110	3,729,000
5.03%, 01/15/30 (Call 01/15/29),
(3-mo. LIBOR US + 1.750%)(b)(c)	4,331	4,258,823
5.49%, 11/09/33 (Call 11/09/32),
(1-day SOFR + 2.865%)(b)(c)	4,685	4,653,704
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	6,786	5,536,354
Security	Par (000)	Value

Banks (continued)
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(c)	$9,917	$7,944,335
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(c)	4,592	3,709,760
2.56%, 02/25/30(a)	6,689	5,721,647
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(c)	5,790	4,813,650
3.20%, 07/18/29	9,979	8,892,627
3.74%, 03/07/29	8,324	7,759,833
4.05%, 09/11/28(a)	4,952	4,754,606
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(c)	2,415	2,246,053
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(c)	7,010	6,925,107
5.41%, 04/19/34	6,170	6,197,859
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(a)(c)	6,390	6,436,474
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(c)	4,480	4,546,797
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(a)(c)	3,070	3,098,899
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30),
(1-day SOFR + 1.532%)(c)	4,735	3,744,073
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(c)	2,973	2,345,348
2.20%, 07/10/31 (Call 07/10/30),
(1-day SOFR + 1.772%)(c)	6,331	5,122,439
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(a)(c)	2,570	2,033,645
2.56%, 09/13/31	4,855	3,834,367
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. LIBOR US + 1.070%)(a)(c)	3,338	2,782,783
2.87%, 09/13/30 (Call 09/13/29),
(1-day SOFR + 1.572%)(c)	2,894	2,484,388
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(c)	4,607	4,036,883
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(c)	3,740	3,337,592
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(a)(c)	5,993	5,671,016
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(c)	2,530	2,585,411
5.74%, 05/27/31 (Call 05/27/30),
(1-year CMT + 1.650%)(c)	4,335	4,406,031
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(c)	3,200	3,264,397
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(c)	15,686	12,197,218
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(c)	14,530	11,347,322
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(c)	20,035	15,982,932
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(c)	16,507	12,458,878
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(c)	14,557	11,816,712
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(c)	19,074	16,304,100

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(c)	$14,377	$12,013,159
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(c)	16,831	15,212,861
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.628%)(c)	16,859	16,183,130
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(a)(c)	11,555	11,153,883
5.25%, 04/21/34	14,390	14,290,023
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(a)(c)	11,135	10,602,093
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(c)	8,955	8,844,984
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(c)	16,940	18,141,049
7.25%, 04/01/32	6,744	7,753,944
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	8,445	6,585,670
2.99%, 05/21/31(b)	6,960	5,600,567
3.35%, 01/12/37 (Call 01/12/32),
(5-year CMT + 1.700%)(a)(b)(c)	5,790	4,561,018
3.93%, 08/02/34 (Call 08/02/29),
(5-year CMT + 1.880%)(a)(b)(c)	8,013	6,941,286
6.43%, 01/12/33(a)(b)	6,850	6,955,292
NatWest Group PLC
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(c)	3,927	3,034,538
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(a)(c)	6,412	6,000,918
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(c)	10,184	9,870,874
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(a)(c)	7,165	7,308,918
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28),
(5-year USD Swap + 1.690%)(b)(c)	1,666	1,546,785
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	6,425	5,209,042
5.07%, 09/14/32(a)(b)	1,870	1,885,930
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	4,980	4,110,334
3.15%, 05/03/29 (Call 02/03/29)	2,525	2,332,811
6.13%, 11/02/32 (Call 08/02/32)(a)	5,520	5,788,453
PNC Bank NA, 2.70%, 10/22/29	5,398	4,611,308
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(a)(c)	3,270	2,644,178
2.55%, 01/22/30 (Call 10/24/29)(a)	12,142	10,266,850
3.45%, 04/23/29 (Call 01/23/29)(a)	9,812	8,962,355
4.63%, 06/06/33 (Call 06/06/32),
(1-day SOFR + 1.850%)(a)(c)	3,830	3,438,905
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)(c)	8,115	7,834,956
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(c)	8,020	8,271,471
Regions Financial Corp., 1.80%, 08/12/28
(Call 06/12/28)	1,874	1,515,177
Royal Bank of Canada
2.30%, 11/03/31	6,379	5,181,307
3.88%, 05/04/32	5,375	4,909,545
5.00%, 02/01/33	9,270	9,143,974
Security	Par (000)	Value

Banks (continued)
5.00%, 05/02/33	$7,355	$7,227,920
Santander UK Group Holdings PLC, 2.90%, 03/15/32
(Call 03/15/31), (1-day SOFR + 1.475%)(a)(c)	2,325	1,893,530
Shinhan Bank Co. Ltd.
4.00%, 04/23/29(b)	1,395	1,280,352
4.38%, 04/13/32(a)(b)	820	755,696
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31),
(1-year CMT + 1.300%)(a)(b)(c)	8,039	6,326,124
3.00%, 01/22/30(a)(b)	6,887	5,734,316
3.34%, 01/21/33 (Call 01/21/32),
(1-year CMT + 1.600%)(a)(b)(c)	6,506	5,243,344
3.65%, 07/08/35 (Call 07/08/30),
(5-year CMT + 3.000%)(a)(b)(c)	1,510	1,195,176
4.75%, 09/14/28(a)(b)	2,687	2,577,376
6.22%, 06/15/33 (Call 06/15/32),
(1-year CMT + 3.200%)(a)(b)(c)	7,070	6,582,751
6.69%, 01/10/34 (Call 01/10/33),
(1-year CMT + 2.950%)(b)(c)	8,880	9,096,471
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,850	1,999,237
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31),
(1-year CMT + 1.200%)(b)(c)	6,630	5,238,588
3.27%, 02/18/36 (Call 11/18/30),
(5-year CMT + 2.300%)(b)(c)	6,525	5,189,754
3.60%, 01/12/33 (Call 01/12/32),
(1-year CMT + 1.900%)(b)(c)	4,455	3,620,961
4.31%, 05/21/30 (Call 05/21/29),
(3-mo. LIBOR US + 1.910%)(a)(b)(c)	4,701	4,300,475
4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(b)(c)	10,598	9,878,616
4.87%, 03/15/33 (Call 03/15/28),
(5-year USD ICE Swap + 1.970%)(a)(b)(c)	2,384	2,185,809
State Street Corp.
2.20%, 03/03/31	5,319	4,301,403
2.40%, 01/24/30(a)	3,966	3,402,890
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(a)(c)	3,385	2,807,448
3.03%, 11/01/34 (Call 11/01/29),
(1-day SOFR + 1.490%)(a)(c)	2,580	2,217,492
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(c)	2,302	2,045,385
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. LIBOR US + 1.030%)(c)	2,406	2,305,281
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(a)(c)	4,668	4,340,265
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(a)(c)	3,120	2,979,260
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)(c)	2,770	2,702,454
5.16%, 05/18/34	7,540	7,506,526
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	2,890	2,258,840
1.90%, 09/17/28	11,060	9,374,422
2.13%, 07/08/30	8,493	6,975,473
2.14%, 09/23/30	4,791	3,836,976
2.22%, 09/17/31(a)	5,630	4,541,053
2.47%, 01/14/29	2,775	2,394,857
2.72%, 09/27/29(a)	2,872	2,471,371
2.75%, 01/15/30(a)	7,011	6,081,400

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.04%, 07/16/29(a)	$13,926	$12,284,970
3.20%, 09/17/29(a)	2,994	2,632,997
4.31%, 10/16/28	3,482	3,339,477
5.71%, 01/13/30	6,010	6,162,336
5.77%, 01/13/33(a)	9,930	10,372,437
Toronto-Dominion Bank (The)
2.00%, 09/10/31	5,726	4,530,066
2.45%, 01/12/32	3,739	3,057,621
3.20%, 03/10/32	8,985	7,763,935
4.46%, 06/08/32	11,490	10,862,675
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	7,291	5,798,490
Truist Financial Corp.
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(c)	5,810	4,825,755
1.95%, 06/05/30 (Call 03/05/30)	4,583	3,662,172
3.88%, 03/19/29 (Call 02/16/29)(a)	4,013	3,599,534
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(a)(c)	6,190	5,587,070
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(a)(c)	5,605	5,354,340
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(a)(c)	3,025	3,094,108
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	8,538	6,488,375
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(c)	6,115	4,518,819
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(a)(c)	5,095	4,097,457
3.00%, 07/30/29 (Call 04/30/29)	6,811	5,819,377
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(c)	9,783	9,181,101
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(c)	7,375	6,678,892
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(a)(c)	8,465	8,539,667
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31),
(1-year CMT + 1.000%)(a)(b)(c)	11,174	8,623,179
2.75%, 02/11/33 (Call 02/11/32),
(1-year CMT + 1.100%)(b)(c)	8,510	6,726,972
3.13%, 08/13/30 (Call 08/13/29),
(3-mo. LIBOR US + 1.468%)(b)(c)	6,909	5,915,706
4.99%, 08/05/33 (Call 08/05/32),
(1-year CMT + 2.400%)(b)(c)	7,905	7,442,399
5.96%, 01/12/34 (Call 01/12/33),
(1-year CMT + 2.200%)(a)(b)(c)	12,580	12,617,551
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31),
(1-year CMT + 1.550%)(a)(b)(c)	4,746	3,782,263
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	998	862,554
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(1-day SOFR + 1.262%)(c)	16,734	14,126,570
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(c)	19,888	17,208,568
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(a)(c)	22,023	18,917,234
4.15%, 01/24/29 (Call 10/24/28)	14,708	13,934,745
4.48%, 04/04/31 (Call 04/04/30),
(1-day SOFR + 4.032%)(c)	14,592	13,887,197
Security	Par (000)	Value

Banks (continued)
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(a)(c)	$23,060	$22,244,662
5.39%, 04/24/34	21,715	21,743,624
Series B, 7.95%, 11/15/29(a)	375	412,635
Westpac Banking Corp.
1.95%, 11/20/28	8,910	7,709,497
2.15%, 06/03/31	6,658	5,567,080
2.65%, 01/16/30(a)	5,247	4,657,378
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(c)	7,592	5,847,783
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(c)	6,933	5,325,517
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(c)	6,922	6,121,576
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(c)	5,130	4,858,987
Wintrust Financial Corp., 4.85%, 06/06/29	993	891,555
Woori Bank, 5.13%, 08/06/28(b)	342	335,061
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	1,955	1,393,643
		2,481,434,888
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	9,903	9,293,367
4.75%, 01/23/29 (Call 10/23/28)	23,235	23,401,809
4.90%, 01/23/31 (Call 10/23/30)(a)	4,153	4,286,362
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	4,210	3,373,810
Brown-Forman Corp., 4.75%, 04/15/33
(Call 01/15/33)(a)	3,230	3,237,985
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32
(Call 10/19/31)(a)(b)	1,295	1,099,455
Coca-Cola Co. (The)
1.38%, 03/15/31	7,184	5,794,905
1.65%, 06/01/30	8,277	6,931,530
2.00%, 03/05/31	3,972	3,352,290
2.13%, 09/06/29	5,526	4,876,423
2.25%, 01/05/32(a)	10,911	9,355,537
3.45%, 03/25/30(a)	7,048	6,707,679
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)(a)	1,500	1,188,660
2.75%, 01/22/30 (Call 10/22/29)(a)	5,654	5,012,276
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	5,480	4,474,155
2.88%, 05/01/30 (Call 02/01/30)(a)	3,507	3,060,185
3.15%, 08/01/29 (Call 05/01/29)	4,762	4,296,949
4.65%, 11/15/28 (Call 08/15/28)	3,110	3,076,001
4.75%, 05/09/32 (Call 02/09/32)(a)	4,015	3,914,101
4.90%, 05/01/33	3,980	3,910,073
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	6,366	5,389,867
2.13%, 04/29/32 (Call 01/29/32)	3,665	3,005,702
2.38%, 10/24/29 (Call 07/24/29)	4,727	4,145,995
5.50%, 01/24/33 (Call 10/24/32)	4,510	4,801,376
JDE Peet’s NV, 2.25%, 09/24/31 (Call 06/24/31)(b)	2,864	2,225,952
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)(a)	2,572	2,130,751
3.20%, 05/01/30 (Call 02/01/30)	4,206	3,805,804
3.95%, 04/15/29 (Call 02/15/29)(a)	5,645	5,388,187
4.05%, 04/15/32 (Call 01/15/32)(a)	4,950	4,612,116
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	3,824	3,100,550

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
1.63%, 05/01/30 (Call 02/01/30)	$6,401	$5,340,970
1.95%, 10/21/31 (Call 07/21/31)	6,912	5,755,733
2.63%, 07/29/29 (Call 04/29/29)(a)	6,522	5,917,561
2.75%, 03/19/30 (Call 12/19/29)	8,661	7,834,393
3.90%, 07/18/32 (Call 04/18/32)(a)	6,985	6,757,693
4.45%, 02/15/33 (Call 11/15/32)(a)	5,428	5,483,340
7.00%, 03/01/29(a)	2,442	2,782,638
Pernod Ricard International Finance LLC, 1.63%, 04/01/31 (Call 01/01/30)(a)(b)	4,970	3,930,041
		193,052,221
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	6,682	5,756,166
2.00%, 01/15/32 (Call 10/15/31)(a)	5,171	4,098,387
2.30%, 02/25/31 (Call 11/25/30)(a)	5,390	4,488,575
2.45%, 02/21/30 (Call 11/21/29)(a)	7,199	6,190,008
3.00%, 02/22/29 (Call 12/22/28)	3,885	3,533,648
3.35%, 02/22/32 (Call 11/22/31)	5,900	5,216,244
4.05%, 08/18/29 (Call 06/18/29)	7,377	7,028,454
4.20%, 03/01/33 (Call 12/01/32)	7,090	6,648,488
5.25%, 03/02/30 (Call 01/02/30)	12,745	12,843,924
5.25%, 03/02/33 (Call 12/02/32)	22,470	22,549,374
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	8,454	7,078,831
Bio-Rad Laboratories Inc., 3.70%, 03/15/32 (Call 12/15/31)(a)	4,540	3,986,825
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)(b)	2,790	2,674,561
4.25%, 04/27/32 (Call 01/27/32)(b)	5,635	5,374,792
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	5,610	4,580,273
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	2,826	2,358,103
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	7,202	5,803,811
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	3,330	2,619,344
2.20%, 09/02/30 (Call 06/02/30)	5,843	4,713,465
		117,543,273
Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	4,174	3,529,438
2.72%, 02/15/30 (Call 11/15/29)	11,332	9,762,372
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	4,238	3,449,762
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	4,251	3,708,830
4.00%, 03/25/32 (Call 12/25/31)(a)	2,330	2,081,456
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(b)	50	42,560
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	5,094	4,137,943
2.00%, 09/16/31 (Call 06/16/31)(a)	1,592	1,285,772
4.90%, 12/01/32 (Call 09/01/32)(a)	1,595	1,594,675
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)(a)	4,352	3,556,750
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	3,062	2,583,370
Masco Corp.
2.00%, 10/01/30 (Call 07/01/30)	2,120	1,680,822
2.00%, 02/15/31 (Call 11/15/30)(a)	3,159	2,499,274
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(a)	2,257	2,028,845
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)(a)	1,547	1,425,071
Security	Par (000)	Value

Building Materials (continued)
3.95%, 08/15/29 (Call 05/15/29)(a)	$3,089	$2,890,158
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)(a)	3,450	3,512,538
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)(a)	3,259	3,113,550
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	4,101	3,856,793
UltraTech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(a)(b)	2,285	1,872,552
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	4,443	4,011,896
		62,624,427
Chemicals — 1.7%
Air Liquide Finance SA, 2.25%, 09/10/29 (Call 06/10/29)(a)(b)	3,303	2,840,399
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)(a)	5,397	4,619,608
4.80%, 03/03/33 (Call 12/03/32)(a)	5,645	5,747,739
Albemarle Corp., 5.05%, 06/01/32 (Call 03/01/32)(a)	3,705	3,581,429
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(b)	3,455	2,778,671
4.25%, 09/18/29 (Call 06/18/29)(b)	200	179,000
Bayport Polymers LLC, 5.14%, 04/14/32 (Call 01/14/32)(b)	1,055	961,026
Braskem Netherlands Finance BV
4.50%, 01/31/30(a)(b)	6,015	5,078,447
7.25%, 02/13/33 (Call 11/13/32)(b)	5,420	5,227,096
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)(a)	1,951	1,812,221
5.00%, 06/30/32 (Call 03/30/32)(a)	2,462	2,351,139
Celanese U.S. Holdings LLC
6.33%, 07/15/29 (Call 05/15/29)(a)	4,295	4,320,362
6.38%, 07/15/32 (Call 04/15/32)(a)	5,780	5,841,632
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP, 3.70%, 06/01/28 (Call 03/01/28)(b)	2,598	2,488,451
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	4,486	3,729,705
4.80%, 11/30/28 (Call 08/30/28)(a)	2,910	2,891,017
6.30%, 03/15/33 (Call 12/15/32)(a)	3,630	3,903,324
7.38%, 11/01/29	5,536	6,167,029
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)(a)	12,660	12,581,394
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	3,215	3,114,254
5.75%, 03/08/33 (Call 12/08/32)(a)	3,820	3,822,901
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	3,368	2,656,917
2.13%, 02/01/32 (Call 11/01/31)(a)	3,770	3,121,097
4.80%, 03/24/30 (Call 12/24/29)(a)	4,178	4,216,411
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)(a)	3,204	2,708,735
EIDP Inc., 4.80%, 05/15/33 (Call 02/15/33)(a)	85	84,039
FMC Corp.
3.45%, 10/01/29 (Call 07/01/29)	3,433	3,042,659
5.65%, 05/18/33	2,775	2,722,381
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(a)(b)	4,260	3,539,889
4.40%, 03/30/32 (Call 09/30/31)(a)(b)	2,050	1,873,105
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)(a)	2,636	2,106,407
4.50%, 05/01/29 (Call 02/01/29)	4,588	4,181,436

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	$7,043	$5,591,526
4.45%, 09/26/28 (Call 06/26/28)(a)	1,958	1,851,629
LG Chem Ltd.
2.38%, 07/07/31(b)	2,770	2,285,323
3.63%, 04/15/29(b)	1,110	1,040,961
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)(a)	4,403	3,486,004
LYB International Finance III LLC
2.25%, 10/01/30 (Call 07/01/30)(a)	3,107	2,535,468
5.63%, 05/15/33	2,760	2,757,960
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,180	3,237,736
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,568	2,110,900
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	3,111	2,722,442
4.20%, 04/01/29 (Call 01/01/29)(a)	4,262	4,062,568
OCI NV, 6.70%, 03/16/33 (Call 12/16/32)(b)	2,302	2,254,500
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31 (Call 02/11/31)(a)(b)	2,905	2,296,447
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)(a)	1,639	1,405,478
2.80%, 08/15/29 (Call 05/15/29)(a)	2,107	1,866,486
Rohm & Haas Co., 7.85%, 07/15/29(a)	2,808	3,174,036
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	2,258	1,805,766
4.55%, 03/01/29 (Call 12/01/28)(a)	2,425	2,291,056
SABIC Capital II BV, 4.50%, 10/10/28(a)(b)	4,496	4,422,715
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	3,310	2,659,170
2.30%, 05/15/30 (Call 02/15/30)	2,889	2,432,247
2.95%, 08/15/29 (Call 05/15/29)	4,641	4,117,100
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29 (Call 02/07/29)(a)(b)	2,505	2,380,358
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	2,041	1,786,224
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	4,517	3,770,243
4.75%, 06/01/28 (Call 03/01/28)(b)	4,775	4,506,198
7.38%, 11/14/32 (Call 08/14/32)(a)(b)	4,215	4,589,072
		191,729,533
Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 3.25%, 11/15/30 (Call 08/15/30)(b)	1,000	787,160

Coal — 0.0%
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)(a)	2,842	2,603,886

Commercial Services — 1.6%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	1,395	1,106,447
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,045	1,438,601
4.38%, 07/03/29(b)	3,095	2,493,010
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	3,910	3,057,667
4.25%, 11/01/29 (Call 11/01/24)(b)	3,700	3,350,046
5.50%, 08/11/32 (Call 05/11/32)(b)	4,404	4,232,421
5.55%, 05/30/33 (Call 02/28/33)(b)	2,490	2,412,067
Automatic Data Processing Inc., 1.25%, 09/01/30 (Call 06/01/30)(a)	5,488	4,476,583
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	1,582	1,334,700
3.88%, 08/15/30 (Call 05/15/30)	4,555	3,915,227
Security	Par (000)	Value

Commercial Services (continued)
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)(a)	$2,920	$2,784,769
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	5,817	4,766,968
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	2,635	2,469,205
4.85%, 09/26/28(b)	4,338	4,328,283
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)(a)	802	675,956
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)(a)	5,630	4,488,155
3.10%, 05/15/30 (Call 02/15/30)	3,670	3,167,588
ERAC USA Finance LLC, 4.90%, 05/01/33 (Call 02/01/33)(b)	6,525	6,408,706
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,771	3,242,998
4.25%, 02/01/29 (Call 11/01/28)(a)(b)	2,855	2,733,469
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	5,561	4,690,067
2.90%, 11/15/31 (Call 08/15/31)(a)	4,228	3,451,655
3.20%, 08/15/29 (Call 05/15/29)(a)	7,148	6,242,578
4.45%, 06/01/28 (Call 03/01/28)(a)	1,733	1,645,342
5.30%, 08/15/29 (Call 06/15/29)	2,995	2,944,854
5.40%, 08/15/32 (Call 05/15/32)(a)	4,140	4,032,074
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(a)	2,333	1,809,457
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)(a)	480	481,933
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	2,716	2,200,495
4.25%, 02/01/29 (Call 11/01/28)(a)	2,382	2,322,330
4.25%, 08/08/32 (Call 05/08/32)(a)	3,355	3,216,220
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	5,543	4,706,262
2.85%, 10/01/29 (Call 07/01/29)(a)	8,266	7,360,667
4.40%, 06/01/32 (Call 03/01/32)(a)	5,495	5,293,945
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)(b)	895	775,705
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)(a)	852	676,809
2.90%, 10/01/30 (Call 07/01/30)	4,616	3,915,841
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	4,188	3,714,247
4.00%, 03/18/29 (Call 12/18/28)	5,360	5,146,416
4.75%, 05/20/32 (Call 02/20/32)(a)	2,845	2,795,188
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	3,815	3,028,274
2.50%, 12/01/29 (Call 09/01/29)(a)	3,440	3,018,676
2.70%, 03/01/29 (Call 01/01/29)	7,230	6,542,349
2.90%, 03/01/32 (Call 12/01/31)	5,650	4,913,756
4.25%, 05/01/29 (Call 02/01/29)(a)	5,935	5,810,594
4.75%, 08/01/28 (Call 05/01/28)(a)	5,575	5,613,579
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	3,003	2,512,107
Transurban Finance Co. Pty Ltd., 2.45%, 03/16/31 (Call 12/16/30)(a)(b)	4,798	3,934,884
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(a)(b)	4,753	3,682,764
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	1,825	1,393,927
United Rentals North America Inc., 6.00%, 12/15/29 (Call 12/15/25)(b)	7,340	7,342,143
Verisk Analytics Inc.
4.13%, 03/15/29 (Call 12/15/28)	3,488	3,347,183
5.75%, 04/01/33 (Call 01/01/33)	1,645	1,707,538

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	$1,001	$826,120
		183,978,845
Computers — 1.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	3,788	3,157,972
Apple Inc.
1.25%, 08/20/30 (Call 05/20/30)	6,901	5,658,805
1.40%, 08/05/28 (Call 06/05/28)	12,014	10,502,251
1.65%, 05/11/30 (Call 02/11/30)	9,897	8,425,688
1.65%, 02/08/31 (Call 11/08/30)	15,262	12,728,667
1.70%, 08/05/31 (Call 05/05/31)	5,901	4,907,000
2.20%, 09/11/29 (Call 06/11/29)(a)	9,539	8,508,816
3.25%, 08/08/29 (Call 06/08/29)	5,780	5,488,996
3.35%, 08/08/32 (Call 05/08/32)(a)	8,100	7,615,424
4.15%, 05/10/30 (Call 03/10/30)(a)	4,445	4,442,056
4.30%, 05/10/33	4,690	4,700,661
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	954	854,937
4.00%, 07/01/29 (Call 07/01/24)(b)	1,070	944,254
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)(a)	2,712	2,138,929
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)	9,639	9,602,147
5.75%, 02/01/33 (Call 11/01/32)(a)	5,690	5,692,856
6.20%, 07/15/30 (Call 04/15/30)(a)	4,165	4,335,435
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)(a)	3,761	3,149,864
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)(a)	2,685	2,197,757
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	6,305	5,081,987
3.40%, 06/17/30 (Call 03/17/30)(a)	4,819	4,216,741
4.00%, 04/15/29 (Call 02/15/29)(a)	5,555	5,217,492
4.20%, 04/15/32 (Call 01/15/32)(a)	6,435	5,754,724
5.50%, 01/15/33 (Call 10/15/32)(a)	4,360	4,288,709
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)(a)	7,936	6,603,075
2.72%, 02/09/32 (Call 11/09/31)	2,545	2,174,750
3.50%, 05/15/29	17,391	16,249,722
4.40%, 07/27/32 (Call 04/27/32)(a)	6,155	5,937,903
4.75%, 02/06/33 (Call 11/06/32)(a)	2,990	2,941,268
5.88%, 11/29/32(a)	2,590	2,790,786
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(a)	2,544	2,096,172
3.15%, 10/15/31 (Call 07/15/31)(a)	3,901	2,876,586
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	4,390	3,427,051
4.38%, 05/15/30 (Call 02/15/30)	3,467	3,166,903
5.75%, 03/15/33 (Call 12/15/32)(a)	5,000	4,964,697
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(a)(b)	4,615	3,885,157
6.54%, 07/27/32 (Call 04/27/32)(b)	3,105	3,131,382
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	4,463	3,790,257
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	2,899	2,427,165
		196,075,042
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.25%, 08/15/32 (Call 05/15/32)(a)	2,820	2,606,585
4.60%, 03/01/33 (Call 12/01/32)(a)	2,763	2,819,518
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	2,983	2,471,641
2.38%, 12/01/29 (Call 09/01/29)	3,620	3,155,809
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.60%, 04/15/30 (Call 01/15/30)	$4,332	$3,809,581
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/29 (Call 01/24/29)	5,780	5,315,629
3.63%, 03/24/32 (Call 12/24/31)	11,015	9,889,111
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(b)	9,290	9,459,899
5.00%, 03/22/30 (Call 01/22/30)(a)(b)	5,600	5,710,260
Procter & Gamble Co. (The)
1.20%, 10/29/30	7,258	5,888,629
1.95%, 04/23/31	6,183	5,290,921
2.30%, 02/01/32(a)	3,875	3,396,925
3.00%, 03/25/30(a)	8,651	8,064,431
4.05%, 01/26/33(a)	4,020	3,992,194
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	2,990	2,411,815
1.75%, 08/12/31 (Call 05/12/31)(a)	5,742	4,656,679
2.13%, 09/06/29 (Call 06/06/29)	4,692	4,105,455
5.90%, 11/15/32(a)	4,225	4,644,178
		87,689,260
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	3,858	3,350,936
4.50%, 10/24/28 (Call 07/24/28)(b)	3,766	3,629,144
4.65%, 04/20/32 (Call 01/20/32)(b)	3,880	3,641,986
LKQ Corp., 6.25%, 06/15/33 (Call 03/15/33)(a)(b)	2,700	2,717,302
		13,339,368
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	20,614	17,873,027
3.30%, 01/30/32 (Call 10/30/31)	22,365	18,176,444
Affiliated Managers Group Inc., 3.30%, 06/15/30 (Call 03/15/30)	2,374	2,002,707
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)	2,463	2,033,635
2.88%, 01/15/32 (Call 10/15/31)(a)	4,655	3,738,502
3.00%, 02/01/30 (Call 11/01/29)	3,380	2,814,451
3.13%, 12/01/30 (Call 09/01/30)	4,225	3,511,309
3.25%, 10/01/29 (Call 07/01/29)	2,921	2,496,062
4.63%, 10/01/28 (Call 07/01/28)	2,729	2,559,876
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	2,914	2,323,767
8.00%, 11/01/31 (a)	13,645	14,180,581
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)(a)	4,432	4,260,669
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(c)	6,680	6,317,187
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(c)	3,765	3,646,042
5.04%, 05/01/34	7,595	7,497,846
Ameriprise Financial Inc.
4.50%, 05/13/32 (Call 02/13/32)(a)	2,810	2,687,778
5.15%, 05/15/33 (Call 02/15/33)(a)	2,870	2,862,186
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	2,570	2,190,561
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(a)(b)	3,515	2,629,778
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	3,220	2,679,986
2.00%, 01/30/32 (Call 10/30/31)(a)(b)	5,105	3,833,995
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	3,416	2,830,062

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.55%, 03/30/32 (Call 12/30/31)(b)	$1,580	$1,239,677
6.20%, 04/22/33 (Call 01/22/33)(b)	2,375	2,445,817
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	4,729	3,536,572
4.38%, 02/15/32 (Call 11/15/31)(a)(b)	1,475	1,182,329
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	4,140	3,555,308
3.00%, 09/11/29 (Call 06/11/29)(b)	3,379	3,021,531
BOC Aviation USA Corp., 4.88%, 05/03/33 (Call 02/03/33)(b)	3,000	2,960,943
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)(a)	4,390	3,469,135
2.72%, 04/15/31 (Call 01/15/31)	3,940	3,245,955
4.35%, 04/15/30 (Call 01/15/30)	3,272	3,048,802
4.85%, 03/29/29 (Call 12/29/28)	6,464	6,228,671
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(c)	5,096	3,629,500
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(c)	2,142	1,645,345
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(c)	7,130	6,109,877
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(c)	5,720	5,418,517
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)(c)	5,665	5,404,387
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(a)(c)	6,860	6,659,658
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	3,079	2,428,341
3.00%, 03/16/32 (Call 12/16/31)(a)	1,910	1,655,976
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)(a)	4,345	3,285,140
1.95%, 12/01/31 (Call 09/01/31)(a)	4,903	3,719,147
2.30%, 05/13/31 (Call 02/13/31)(a)	4,235	3,381,156
2.75%, 10/01/29 (Call 07/01/29)(a)	2,831	2,410,877
2.90%, 03/03/32 (Call 12/03/31)(a)	5,788	4,749,426
3.25%, 05/22/29 (Call 02/22/29)(a)	3,147	2,782,973
4.00%, 02/01/29 (Call 11/01/28)(a)	3,582	3,330,034
4.63%, 03/22/30 (Call 12/22/29)(a)	2,771	2,646,700
5.85%, 05/19/34 (Call 05/19/33),
(1-day SOFR + 2.500%)(c)	5,125	5,194,931
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)(a)	5,955	4,466,029
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	4,952	4,244,576
3.75%, 06/15/28 (Call 03/15/28)(a)	2,815	2,733,014
Credit Suisse USA Inc., 7.13%, 07/15/32	4,665	5,138,609
Discover Financial Services, 6.70%, 11/29/32 (Call 08/29/32)(a)	4,890	5,065,642
FMR LLC
4.95%, 02/01/33(b)	100	94,599
7.57%, 06/15/29(a)(b)	1,310	1,434,351
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	5,034	3,959,336
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	1,000	845,000
Jefferies Financial Group Inc., 4.15%, 01/23/30	6,287	5,691,346
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)(a)	3,285	2,541,733
Jefferies Group LLC/Jefferies Group Capital
Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)(a)	5,671	4,414,598
Security	Par (000)	Value

Diversified Financial Services (continued)
Lazard Group LLC
4.38%, 03/11/29 (Call 12/11/28)(a)	$3,027	$2,782,780
4.50%, 09/19/28 (Call 06/19/28)(a)	2,821	2,667,847
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	250	219,523
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	617	536,360
LSEGA Financing PLC, 2.50%, 04/06/31 (Call 01/06/31)(b)	6,895	5,833,675
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)(a)	3,205	2,694,143
2.00%, 11/18/31 (Call 08/18/31)	4,160	3,479,341
2.95%, 06/01/29 (Call 03/01/29)	5,613	5,184,411
3.35%, 03/26/30 (Call 12/26/29)(a)	8,111	7,605,622
4.85%, 03/09/33 (Call 12/09/32)	4,275	4,384,620
Mitsubishi HC Capital Inc., 3.97%, 04/13/30
(Call 01/13/30)(a)(b)	315	291,187
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33 (Call 11/28/32)(a)(b)	3,055	3,111,760
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	2,559	2,506,389
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	4,213	3,313,682
Nomura Holdings Inc.
2.17%, 07/14/28(a)	4,658	3,945,679
2.61%, 07/14/31(a)	5,770	4,602,107
2.68%, 07/16/30	5,979	4,922,645
2.71%, 01/22/29	3,330	2,847,750
3.00%, 01/22/32	4,560	3,703,261
3.10%, 01/16/30	7,528	6,446,960
5.61%, 07/06/29	3,750	3,715,969
6.18%, 01/18/33(a)	5,050	5,229,118
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(a)(b)	5,600	5,342,227
ORIX Corp.
2.25%, 03/09/31(a)	3,480	2,863,001
4.00%, 04/13/32(a)	3,115	2,877,620
5.20%, 09/13/32(a)	2,510	2,567,421
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	4,151	3,737,167
6.15%, 12/06/28(a)(b)	2,157	2,214,611
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)(a)	3,099	3,024,726
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	2,508	2,169,898
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	3,699	2,640,953
5.15%, 03/19/29 (Call 12/19/28)	3,605	3,192,623
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	1,021	849,065
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	5,785	4,586,978
2.05%, 04/15/30 (Call 01/15/30)	8,348	7,212,343
Western Union Co. (The), 2.75%, 03/15/31 (Call 12/15/30)(a)	1,870	1,489,439
		376,954,910
Electric — 7.6%
Abu Dhabi National Energy Co. PJSC
4.38%, 01/24/29(b)	50	49,625
4.70%, 04/24/33(b)	7,050	7,014,750
4.88%, 04/23/30(b)	5,694	5,752,580
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(b)	1,035	740,628
3.95%, 02/12/30(a)(b)	4,674	3,523,028
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	2,178	2,068,048

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.70%, 05/15/32 (Call 02/15/32)(a)	$3,900	$3,757,159
5.40%, 06/01/33 (Call 03/01/33)	1,100	1,101,358
Series E, 6.65%, 02/15/33	210	227,090
Series I, 2.10%, 07/01/30 (Call 04/01/30)(a)	3,435	2,811,743
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)(a)	7,550	6,043,111
3.95%, 07/15/30 (Call 04/15/30)(a)(b)	3,831	3,422,016
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(a)(b)	6,184	5,399,060
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)(a)	3,480	3,044,421
3.94%, 09/01/32 (Call 03/01/32)	3,269	3,040,396
5.70%, 02/15/33	50	51,373
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	3,740	2,969,667
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(a)(b)	1,040	913,449
4.25%, 06/15/28 (Call 03/15/28)(a)(b)	887	852,185
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	3,977	3,550,508
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)(a)	2,674	2,133,235
3.85%, 09/01/32 (Call 06/01/32)(a)	2,750	2,548,719
4.95%, 06/01/33	2,750	2,755,560
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	2,393	1,996,257
5.63%, 03/01/33 (Call 12/01/32)	6,337	6,463,645
5.95%, 11/01/32 (Call 08/01/32)(a)	3,600	3,758,682
Series J, 4.30%, 12/01/28 (Call 09/01/28)(a)	3,381	3,271,056
American Transmission Systems Inc., 2.65%, 01/15/32 (Call 10/15/31)(b)	3,440	2,853,815
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)(a)	2,925	2,755,625
Series AA, 2.70%, 04/01/31 (Call 01/01/31)(a)	3,020	2,548,169
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	2,240	1,763,243
2.60%, 08/15/29 (Call 05/15/29)(a)	2,684	2,318,963
6.35%, 12/15/32 (Call 09/15/32)(a)	2,250	2,421,871
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	2,543	2,126,351
4.00%, 10/15/28 (Call 07/15/28)(a)	2,437	2,355,321
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(a)(b)	1,230	1,173,323
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	5,634	5,229,987
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	3,283	2,742,890
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	4,930	3,911,272
3.70%, 07/15/30 (Call 04/15/30)	6,327	5,959,584
8.48%, 09/15/28(a)	695	818,567
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	2,069	1,722,469
3.05%, 10/15/29 (Call 07/15/29)	2,917	2,536,252
4.35%, 05/01/33 (Call 02/01/33)	15	13,480
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)(a)	5,480	5,502,165
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	1,950	1,649,944
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	1,429	1,245,631
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	2,905	2,808,726
Series K2, 6.95%, 03/15/33(a)	105	120,857
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	2,547	2,136,719
2.95%, 03/01/30 (Call 12/01/29)	2,663	2,321,457
Security	Par (000)	Value

Electric (continued)
Cleco Corporate Holdings LLC, 3.38%, 09/15/29 (Call 06/15/29)(a)	$1,970	$1,701,961
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	2,488	2,377,788
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30),
(5-year CMT + 2.900%)(a)(c)	1,929	1,461,449
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(a)(c)	2,373	2,082,925
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,620	2,278,224
3.15%, 01/19/32 (Call 10/19/31)(b)	2,170	1,816,148
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)(b)	5,735	4,519,237
4.69%, 05/15/29 (Call 03/15/29)(b)	7,190	6,422,691
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	2,592	2,202,530
3.15%, 03/15/32 (Call 12/15/31)	2,175	1,931,426
3.70%, 08/15/28 (Call 05/15/28)(a)	2,735	2,614,022
4.90%, 02/01/33 (Call 11/01/32)(a)	695	698,063
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)(a)	3,101	2,547,857
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	3,846	3,215,105
5.20%, 03/01/33 (Call 12/01/32)(a)	2,650	2,690,638
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	5,725	5,219,793
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	950	919,710
Constellation Energy Generation LLC, 5.80%, 03/01/33 (Call 12/01/32)(a)	3,165	3,253,075
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)(a)	1,380	1,257,776
3.80%, 11/15/28 (Call 08/15/28)(a)	2,203	2,108,083
4.63%, 05/15/33 (Call 11/15/32)	2,105	2,075,559
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)(a)	2,300	2,220,469
4.35%, 08/15/32 (Call 05/15/32)	2,055	1,933,766
5.38%, 11/15/32 (Call 08/15/32)(a)	5,345	5,363,821
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	7,133	5,789,437
Series C, 3.38%, 04/01/30 (Call 01/01/30)	8,278	7,411,990
Series E, 6.30%, 03/15/33(a)	530	564,364
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	140	142,462
6.63%, 02/01/32	400	444,232
Series A, 2.30%, 12/01/31 (Call 09/01/31)	1,615	1,321,727
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)(a)	3,784	3,236,099
5.20%, 04/01/33 (Call 01/01/33)(a)	3,890	3,968,618
Series A, 3.00%, 03/01/32 (Call 12/01/31)(a)	3,955	3,430,620
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	1,080	925,530
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)(a)	2,037	1,779,103
Series C, 3.40%, 06/15/29 (Call 03/15/29)	2,172	1,972,370
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,863	2,498,671
2.45%, 02/01/30 (Call 11/01/29)	3,159	2,732,229
2.55%, 04/15/31 (Call 01/15/31)	2,979	2,556,019
2.85%, 03/15/32 (Call 12/15/31)	2,970	2,543,251
3.95%, 11/15/28 (Call 08/15/28)(a)	4,005	3,890,036
4.95%, 01/15/33 (Call 10/15/32)	5,160	5,178,444
6.45%, 10/15/32(a)	2,000	2,176,970
Series A, 6.00%, 12/01/28(a)	1,571	1,664,227

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	$4,956	$4,155,528
2.55%, 06/15/31 (Call 03/15/31)	5,686	4,705,060
3.40%, 06/15/29 (Call 03/15/29)(a)	3,607	3,294,009
4.50%, 08/15/32 (Call 05/15/32)	6,372	6,023,150
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	3,006	2,453,658
2.40%, 12/15/31 (Call 09/15/31)	3,780	3,113,960
2.50%, 12/01/29 (Call 09/01/29)(a)	3,393	2,967,373
3.80%, 07/15/28 (Call 04/15/28)	2,750	2,650,834
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,555	2,128,303
3.65%, 02/01/29 (Call 11/01/28)	2,706	2,539,685
5.25%, 04/01/33 (Call 01/01/33)(a)	2,115	2,144,822
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	3,690	2,996,630
3.40%, 04/01/32 (Call 01/01/32)	2,660	2,372,711
3.45%, 03/15/29 (Call 12/15/28)(a)	3,797	3,524,187
3.70%, 09/01/28 (Call 06/01/28)(a)	2,618	2,499,168
5.25%, 03/15/33 (Call 12/15/32)(a)	1,735	1,770,997
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	2,185	1,749,971
2.78%, 01/07/32 (Call 10/07/31)(a)(b)	2,194	1,725,137
Edison International
5.25%, 11/15/28 (Call 10/15/28)	1,570	1,547,883
6.95%, 11/15/29 (Call 09/15/29)	3,182	3,380,079
Electricite de France SA
4.50%, 09/21/28 (Call 06/21/28)(a)(b)	9,006	8,642,287
6.25%, 05/23/33(b)	5,700	5,774,552
Emera U.S. Finance LP, 2.64%, 06/15/31 (Call 03/15/31)(a)	2,320	1,859,470
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	4,941	4,811,248
Enel Finance International NV
1.88%, 07/12/28 (Call 05/12/28)(a)(b)	7,195	6,083,179
2.25%, 07/12/31 (Call 04/12/31)(a)(b)	5,360	4,189,810
4.88%, 06/14/29(a)(b)	2,675	2,614,920
5.00%, 06/15/32 (Call 03/15/32)(b)	5,590	5,268,356
7.50%, 10/14/32 (Call 07/14/32)(a)(b)	6,480	7,166,080
Engie Energia Chile SA, 3.40%, 01/28/30 (Call 10/28/29)(a)(b)	2,361	1,944,941
Entergy Arkansas LLC
4.00%, 06/01/28 (Call 03/01/28)(a)	1,330	1,281,879
5.15%, 01/15/33 (Call 10/15/32)(a)	2,505	2,531,806
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)(a)	3,578	3,078,272
2.40%, 06/15/31 (Call 03/05/31)(a)	4,013	3,269,401
2.80%, 06/15/30 (Call 03/15/30)	4,007	3,438,869
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)(a)	2,103	1,647,966
2.35%, 06/15/32 (Call 03/15/32)	3,180	2,575,410
3.05%, 06/01/31 (Call 03/01/31)(a)	860	752,113
4.00%, 03/15/33 (Call 12/15/32)(a)	4,730	4,343,608
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)(a)	1,478	1,346,507
5.00%, 09/01/33	540	534,421
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	4,123	3,273,672
4.00%, 03/30/29 (Call 12/30/28)(a)	1,503	1,436,265
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	4,426	3,908,707
Security	Par (000)	Value

Electric (continued)
Evergy Metro Inc.
4.95%, 04/15/33 (Call 01/15/33)	$1,525	$1,502,950
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	2,486	2,082,575
Evergy Missouri West Inc., 3.75%, 03/15/32 (Call 12/15/31)(a)(b)	1,664	1,428,220
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)(a)	2,030	1,701,918
3.38%, 03/01/32 (Call 12/01/31)(a)	3,615	3,169,504
5.13%, 05/15/33	3,985	3,941,309
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	2,465	2,377,334
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,928	2,338,965
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(a)	4,062	3,541,601
4.05%, 04/15/30 (Call 01/15/30)	7,218	6,769,771
5.30%, 03/15/33 (Call 12/15/32)(a)	4,440	4,471,572
7.60%, 04/01/32	1,445	1,656,373
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)	1,623	1,452,106
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)(a)	7,459	6,245,784
4.63%, 05/15/30 (Call 03/15/30)	2,475	2,452,514
4.80%, 05/15/33 (Call 02/15/33)	1,490	1,489,368
5.10%, 04/01/33 (Call 01/01/33)(a)	4,125	4,220,507
Georgia Power Co.
4.70%, 05/15/32 (Call 02/15/32)	4,180	4,067,193
4.95%, 05/17/33	4,000	3,943,595
Series B, 2.65%, 09/15/29 (Call 06/15/29)	4,143	3,599,138
Indianapolis Power & Light Co., 5.65%, 12/01/32 (Call 09/01/32)(a)(b)	1,175	1,211,227
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	2,196	1,831,699
3.60%, 04/01/29 (Call 01/01/29)(a)	2,480	2,293,424
4.10%, 09/26/28 (Call 06/26/28)	3,688	3,546,266
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	2,830	2,561,420
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)(e)	5,535	5,199,645
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	4,290	3,708,143
5.40%, 06/01/33(b)	1,620	1,621,025
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(a)(b)	1,794	1,491,384
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)	2,000	2,047,469
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	5,611	4,361,539
Louisville Gas & Electric Co., 5.45%, 04/15/33 (Call 01/15/33)	2,315	2,365,011
Massachusetts Electric Co., 1.73%, 11/24/30 (Call 08/24/30)(a)(b)	1,540	1,199,274
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(a)(b)	3,345	3,199,468
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	7,884	7,490,999
6.75%, 12/30/31(a)	1,010	1,147,897
Minejesa Capital BV, 4.63%, 08/10/30(b)	5,340	4,770,377
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	3,054	2,740,133
3.92%, 08/01/28 (Call 05/01/28)(a)(b)	1,158	1,112,418
National Grid USA, 8.00%, 11/15/30	15	16,740
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)(a)	3,465	2,658,457
1.65%, 06/15/31 (Call 03/15/31)(a)	1,850	1,447,759
2.40%, 03/15/30 (Call 12/15/29)	3,144	2,674,653

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.75%, 04/15/32 (Call 01/15/32)	$3,765	$3,163,118
3.70%, 03/15/29 (Call 12/15/28)(a)	2,373	2,239,268
3.90%, 11/01/28 (Call 08/01/28)(a)	2,087	1,998,534
4.02%, 11/01/32 (Call 05/01/32)(a)	2,215	2,058,895
4.15%, 12/15/32 (Call 09/15/32)(a)	2,040	1,909,341
5.80%, 01/15/33 (Call 07/15/32)	4,555	4,807,744
Series C, 8.00%, 03/01/32	750	888,071
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,981	2,815,574
Series DD, 2.40%, 05/01/30 (Call 02/01/30)(a)	2,681	2,303,697
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	3,000	2,381,257
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	6,800	5,881,527
2.25%, 06/01/30 (Call 03/01/30)	11,594	9,630,613
2.44%, 01/15/32 (Call 10/15/31)	4,083	3,321,351
2.75%, 11/01/29 (Call 08/01/29)	6,351	5,575,512
3.50%, 04/01/29 (Call 01/01/29)(a)	3,425	3,158,097
5.00%, 02/28/30 (Call 12/28/29)(a)	3,504	3,478,501
5.00%, 07/15/32 (Call 04/15/32)(a)	6,475	6,395,446
5.05%, 02/28/33 (Call 11/28/32)(a)	5,485	5,432,122
5.65%, 05/01/79 (Call 05/01/29),
(3-mo. LIBOR US + 3.156%)(a)(c)	2,821	2,553,005
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	6,139	4,948,741
2.76%, 01/10/32 (Call 10/10/31)(a)(b)	1,080	884,704
4.28%, 12/15/28 (Call 09/15/28)(b)	1,275	1,206,465
Northern States Power Co./MN, 2.25%, 04/01/31 (Call 10/01/30)	3,240	2,726,501
NRG Energy Inc.
4.45%, 06/15/29 (Call 03/15/29)(a)(b)	3,252	2,906,521
7.00%, 03/15/33 (Call 12/15/32)(a)(b)	3,975	4,010,604
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)(a)	1,774	1,435,202
3.25%, 05/15/29 (Call 02/15/29)(a)	3,462	3,211,212
3.95%, 04/01/30 (Call 01/01/30)	1,913	1,821,834
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	145	148,128
Ohio Edison Co., 5.50%, 01/15/33 (Call 10/15/32)(a)(b)	1,470	1,492,699
Ohio Power Co.
5.00%, 06/01/33	840	829,645
Series D, 6.60%, 03/01/33(a)	215	236,853
Series G, 6.60%, 02/15/33	50	54,801
Series P, 2.60%, 04/01/30 (Call 01/01/30)	2,105	1,813,401
Series Q, 1.63%, 01/15/31 (Call 10/15/30)(a)	1,975	1,564,597
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	2,255	2,030,951
3.30%, 03/15/30 (Call 09/15/29)	1,554	1,403,476
3.80%, 08/15/28 (Call 02/15/28)(a)	2,018	1,926,342
5.40%, 01/15/33 (Call 07/15/32)	1,865	1,906,692
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	2,279	2,018,828
3.70%, 11/15/28 (Call 08/15/28)(a)	2,260	2,170,156
4.15%, 06/01/32 (Call 03/01/32)(a)	3,005	2,870,828
4.55%, 09/15/32 (Call 06/15/32)	4,546	4,454,856
7.00%, 05/01/32	2,295	2,622,201
7.25%, 01/15/33	720	848,150
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	11,145	8,783,745
3.00%, 06/15/28 (Call 04/15/28)	4,015	3,517,374
3.25%, 06/01/31 (Call 03/01/31)	5,584	4,625,376
Security	Par (000)	Value

Electric (continued)
3.75%, 07/01/28	$4,643	$4,217,861
4.20%, 03/01/29 (Call 01/01/29)(a)	2,235	2,044,629
4.40%, 03/01/32 (Call 12/01/31)	2,585	2,267,008
4.55%, 07/01/30 (Call 01/01/30)(a)	17,807	16,228,484
4.65%, 08/01/28 (Call 05/01/28)	1,465	1,374,996
5.90%, 06/15/32 (Call 03/15/32)	3,425	3,349,789
6.15%, 01/15/33 (Call 10/15/32)	4,165	4,108,602
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)(a)	2,194	1,920,901
3.50%, 06/15/29 (Call 03/15/29)	1,931	1,802,852
7.70%, 11/15/31	540	646,507
Pennsylvania Electric Co., 3.60%, 06/01/29 (Call 03/01/29)(b)	1,815	1,669,694
Perusahaan Listrik Negara PT, 3.88%, 07/17/29(b)	3,982	3,658,662
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(b)	3,468	2,967,859
3.38%, 02/05/30(a)(b)	3,020	2,650,050
5.38%, 01/25/29(a)(b)	2,920	2,905,400
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(a)	1,250	1,164,353
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33)	6,950	7,010,512
Progress Energy Inc.
7.00%, 10/30/31(a)	1,915	2,111,941
7.75%, 03/01/31(a)	3,362	3,828,343
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	2,896	2,346,598
3.70%, 06/15/28 (Call 12/15/27)	2,588	2,496,123
4.10%, 06/01/32 (Call 03/01/32)(a)	1,775	1,688,636
Series 35, 1.90%, 01/15/31 (Call 07/15/30)(a)	1,942	1,596,595
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)(a)	1,040	869,182
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)(a)	4,070	4,093,052
Series J, 2.20%, 08/15/31 (Call 05/15/31)(a)	2,530	2,057,167
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)(a)	4,483	3,638,355
2.45%, 01/15/30 (Call 10/15/29)(a)	1,918	1,667,007
3.10%, 03/15/32 (Call 12/15/31)	1,260	1,114,984
3.20%, 05/15/29 (Call 02/15/29)(a)	2,138	1,958,276
3.65%, 09/01/28 (Call 06/01/28)(a)	1,349	1,278,570
4.65%, 03/15/33 (Call 12/15/32)	2,095	2,073,247
4.90%, 12/15/32 (Call 09/15/32)(a)	2,327	2,351,054
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)(a)	3,925	3,106,552
2.45%, 11/15/31 (Call 08/15/31)(a)	3,620	2,935,580
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	3,359	2,934,462
4.10%, 06/15/30 (Call 03/15/30)(a)	2,272	2,093,311
4.22%, 03/15/32 (Call 12/15/31)	2,275	2,069,871
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	4,178	3,373,229
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)(a)	2,603	2,246,545
Sempra Energy, 3.70%, 04/01/29 (Call 02/01/29)	2,690	2,471,096
Sociedad de Transmision Austral SA, 4.00%, 01/27/32 (Call 10/27/31)(a)(b)	1,780	1,541,925
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	3,213	2,705,489
2.75%, 02/01/32 (Call 11/01/31)(a)	2,025	1,710,507
2.85%, 08/01/29 (Call 05/01/29)	2,816	2,493,868

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.95%, 11/01/32 (Call 08/01/32)	$4,025	$4,261,351
6.65%, 04/01/29(a)	2,637	2,790,524
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	2,936	2,819,135
Series G, 2.50%, 06/01/31 (Call 03/01/31)	2,988	2,504,486
Southern California Gas Co., 5.20%, 06/01/33(a)	2,700	2,685,710
Southern Co. (The)
5.20%, 06/15/33 (Call 12/15/32)(a)	3,380	3,343,895
5.70%, 10/15/32 (Call 04/15/32)	3,360	3,461,531
Series A, 3.70%, 04/30/30 (Call 01/30/30)	5,983	5,506,598
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)(a)	2,135	2,119,512
Series M, 4.10%, 09/15/28 (Call 06/15/28)(a)	3,051	2,919,358
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(a)(b)	3,890	3,672,819
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)(a)	2,126	1,766,415
Transelec SA, 3.88%, 01/12/29 (Call 10/12/28)(a)(b)	1,250	1,141,331
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	3,014	2,384,539
3.25%, 05/15/32 (Call 02/15/32)(a)	1,136	1,000,680
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	3,045	2,463,295
2.95%, 03/15/30 (Call 12/15/29)	737	658,133
3.50%, 03/15/29 (Call 12/15/28)(a)	2,153	2,013,270
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)(a)	2,893	2,364,672
2.40%, 03/30/32 (Call 12/30/31)(a)	2,930	2,409,976
5.00%, 04/01/33 (Call 01/01/33)(a)	5,692	5,638,035
Series A, 2.88%, 07/15/29 (Call 04/15/29)	3,018	2,705,463
Vistra Operations Co. LLC, 4.30%, 07/15/29 (Call 04/15/29)(a)(b)	4,912	4,383,280
WEC Energy Group Inc.
1.80%, 10/15/30 (Call 07/15/30)(a)	1,909	1,530,801
2.20%, 12/15/28 (Call 10/15/28)	4,050	3,518,000
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)(a)	911	793,256
4.75%, 09/30/32 (Call 06/30/32)(a)	3,540	3,489,526
5.63%, 05/15/33	75	78,531
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	2,611	2,608,548
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)(a)	2,645	2,117,155
3.00%, 07/01/29 (Call 04/01/29)(a)	1,178	1,065,219
3.95%, 09/01/32 (Call 06/01/32)	3,157	2,924,707
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	1,792	1,450,983
2.60%, 12/01/29 (Call 06/01/29)	2,775	2,412,203
3.40%, 06/01/30 (Call 12/01/29)(a)	3,318	3,005,398
4.00%, 06/15/28 (Call 12/15/27)(a)	3,039	2,924,079
4.60%, 06/01/32 (Call 12/01/31)	3,725	3,585,087
		877,919,934
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)(a)	2,836	2,275,540
Emerson Electric Co.
1.95%, 10/15/30 (Call 07/15/30)(a)	3,680	3,066,394
2.00%, 12/21/28 (Call 10/21/28)	5,470	4,787,980
2.20%, 12/21/31 (Call 09/21/31)(a)	5,492	4,550,378
6.00%, 08/15/32	20	21,182
		14,701,474
Security	Par (000)	Value

Electronics — 0.8%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)(a)	$2,866	$2,367,688
2.30%, 03/12/31 (Call 12/12/30)	4,816	3,984,090
2.75%, 09/15/29 (Call 06/15/29)(a)	2,901	2,562,204
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,684	2,396,920
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32 (Call 04/01/32)(a)	3,255	3,220,113
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	4,260	3,483,490
2.80%, 02/15/30 (Call 11/15/29)	4,986	4,407,566
4.35%, 06/01/29 (Call 03/01/29)	2,909	2,862,885
Arrow Electronics Inc., 2.95%, 02/15/32 (Call 11/15/31)	2,665	2,193,403
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,711	1,364,720
5.50%, 06/01/32 (Call 03/01/32)(a)	1,840	1,741,491
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	3,626	3,499,613
4.88%, 05/12/30 (Call 02/12/30)(a)	3,805	3,668,044
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)(a)	8,149	6,595,889
1.95%, 06/01/30 (Call 03/01/30)	5,632	4,744,689
2.70%, 08/15/29 (Call 05/15/29)	3,041	2,754,882
5.00%, 02/15/33 (Call 11/15/32)(a)	6,050	6,228,255
Hubbell Inc., 2.30%, 03/15/31 (Call 12/15/30)(a)	1,807	1,494,122
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	3,520	2,951,147
3.60%, 01/15/30 (Call 10/15/29)(a)	2,827	2,519,027
5.45%, 02/01/29 (Call 01/01/29)	1,865	1,838,127
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)(a)	2,954	2,600,527
TD SYNNEX Corp.
2.38%, 08/09/28 (Call 06/09/28)	3,380	2,763,279
2.65%, 08/09/31 (Call 05/09/31)(a)	3,416	2,633,250
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)(a)	3,146	3,107,213
6.10%, 03/15/33 (Call 12/15/32)(a)	4,795	4,853,578
Tyco Electronics Group SA, 2.50%, 02/04/32 (Call 12/04/31)	2,651	2,244,821
Vontier Corp., 2.95%, 04/01/31 (Call 01/01/31)	3,450	2,718,152
		87,799,185
Engineering & Construction — 0.1%
America Movil SAB de CV, 5.38%, 04/04/32 (Call 01/04/32)(b)	5,705	5,116,807
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)(a)	1,390	1,377,628
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	1,925	1,772,632
St Engineering Urban Solutions USA Inc., 3.75%, 05/05/32 (Call 11/05/31)(a)(b)	2,340	2,206,175
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31 (Call 08/12/30)(b)	100	80,012
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	5,414	5,138,698
		15,691,952
Entertainment — 0.3%
Genm Capital Labuan Ltd., 3.88%, 04/19/31
(Call 01/19/31)(b)	2,505	2,005,410
Warnermedia Holdings Inc.
4.05%, 03/15/29 (Call 01/15/29)	9,185	8,391,503
4.28%, 03/15/32 (Call 12/15/31)(a)	25,670	22,426,375
		32,823,288

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.4%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)(a)	$5,057	$3,992,389
1.75%, 02/15/32 (Call 11/15/31)(a)	2,484	1,965,709
2.30%, 03/01/30 (Call 12/01/29)(a)	5,198	4,460,758
2.38%, 03/15/33 (Call 12/15/32)(a)	3,740	3,050,284
4.88%, 04/01/29 (Call 03/01/29)(a)	360	360,825
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)(a)	3,677	2,977,089
2.60%, 02/01/30 (Call 11/01/29)	3,480	3,024,775
3.20%, 06/01/32 (Call 03/01/32)	2,547	2,222,787
3.50%, 05/01/29 (Call 02/01/29)(a)	2,949	2,732,171
4.20%, 01/15/33 (Call 10/15/32)	4,220	3,979,732
4.25%, 12/01/28 (Call 09/01/28)(a)	2,757	2,681,112
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)	5,609	4,460,922
2.00%, 06/01/29 (Call 04/01/29)(a)	2,890	2,491,579
4.15%, 04/15/32 (Call 01/15/32)(a)	5,425	5,215,548
4.63%, 02/15/30 (Call 12/15/29)	3,030	3,019,858
4.63%, 02/15/33 (Call 11/15/32)	2,750	2,717,858
7.00%, 07/15/28	517	569,554
		49,922,950
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	4,630	5,032,146
Campbell Soup Co., 2.38%, 04/24/30 (Call 01/24/30)(a)	3,145	2,672,297
CK Hutchison International 20 Ltd., 2.50%, 05/08/30
(Call 02/08/30)(b)	810	705,221
CK Hutchison International 21 Ltd., 2.50%, 04/15/31
(Call 01/15/31)(a)(b)	3,340	2,854,594
Conagra Brands Inc.
4.85%, 11/01/28 (Call 08/01/28)(a)	4,845	4,771,212
7.00%, 10/01/28(a)	3,952	4,251,787
8.25%, 09/15/30(a)	2,550	2,950,570
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	2,650	2,181,826
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	2,580	2,126,014
2.88%, 04/15/30 (Call 01/15/30)(a)	4,035	3,601,679
4.95%, 03/29/33 (Call 12/29/32)(a)	3,665	3,661,938
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	2,333	1,941,802
2.45%, 11/15/29 (Call 08/15/29)(a)	1,532	1,355,274
4.50%, 05/04/33	625	625,017
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	2,796	2,461,948
1.80%, 06/11/30 (Call 03/11/30)(a)	6,368	5,328,517
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	3,420	2,958,716
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(b)	3,658	3,084,756
3.00%, 05/15/32 (Call 02/15/32)(a)(b)	5,720	4,375,497
3.63%, 01/15/32 (Call 01/15/27)(a)(b)	9,765	7,900,927
3.75%, 12/01/31 (Call 12/01/26)(a)(b)	3,370	2,735,314
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	6,951	6,604,006
5.75%, 04/01/33 (Call 01/01/33)(b)	5,210	4,858,585
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	2,965	2,388,378
2.38%, 03/15/30 (Call 12/15/29)(a)	3,014	2,575,218
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)(a)	3,153	2,628,152
5.25%, 03/01/33 (Call 12/01/32)(a)	2,645	2,679,890
Series B, 7.45%, 04/01/31(a)	4,023	4,603,557
Security	Par (000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)(a)	$4,245	$3,968,317
4.25%, 03/01/31 (Call 12/01/30)	1,354	1,297,243
4.63%, 01/30/29 (Call 10/30/28)(a)	2,055	2,046,390
6.75%, 03/15/32(a)	2,487	2,775,356
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)(a)	5,135	4,046,228
2.20%, 05/01/30 (Call 02/01/30)(a)	2,822	2,338,683
4.50%, 01/15/29 (Call 10/15/28)(a)	2,945	2,886,578
7.50%, 04/01/31(a)	440	505,339
8.00%, 09/15/29(a)	1,853	2,115,574
Series B, 7.70%, 06/01/29	1,455	1,640,881
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	2,800	2,157,394
3.20%, 04/01/30 (Call 01/01/30)(b)	3,262	2,987,519
4.65%, 04/20/31 (Call 02/20/31)(b)	3,570	3,528,987
4.75%, 04/20/33 (Call 01/20/33)(b)	5,780	5,738,115
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	2,559	2,038,612
2.50%, 04/15/30 (Call 01/15/30)(a)	3,019	2,577,924
4.95%, 04/15/33	2,900	2,838,616
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	2,877	2,272,224
1.88%, 10/15/32 (Call 07/15/32)	3,710	2,915,213
2.75%, 04/13/30 (Call 01/13/30)	5,316	4,683,095
3.00%, 03/17/32 (Call 12/17/31)(a)	4,320	3,778,743
6.50%, 11/01/31	1,000	1,069,347
Nestle Holdings Inc.
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	6,255	5,027,031
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	4,965	4,313,213
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	4,530	3,765,118
3.63%, 09/24/28 (Call 06/24/28)(a)(b)	5,681	5,492,102
4.25%, 10/01/29 (Call 08/01/29)(a)(b)	3,070	3,057,764
4.30%, 10/01/32 (Call 07/01/32)(a)(b)	6,065	6,042,859
4.85%, 03/14/33 (Call 12/14/32)(b)	5,160	5,302,502
4.95%, 03/14/30 (Call 01/14/30)(b)	3,515	3,605,028
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	2,933	2,178,744
3.00%, 10/15/30 (Call 07/15/30)(a)(b)	2,784	2,192,013
5.20%, 04/01/29 (Call 01/01/29)(b)	2,368	2,189,299
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,912	2,494,382
2.45%, 12/14/31 (Call 09/14/31)(a)	2,665	2,193,084
5.95%, 04/01/30 (Call 01/01/30)	5,521	5,824,140
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	5,605	5,362,441
		213,160,936
Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,677	1,498,217
4.25%, 04/30/29 (Call 01/30/29)(b)	2,752	2,489,734
Georgia-Pacific LLC
2.30%, 04/30/30 (Call 01/30/30)(b)	6,448	5,506,321
7.25%, 06/01/28	1,975	2,159,592
7.75%, 11/15/29	1,971	2,274,932
8.88%, 05/15/31(a)	666	827,951
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(b)	2,725	2,220,475
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	1,625	1,436,730
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)(a)	3,124	2,646,666

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper (continued)
3.13%, 01/15/32 (Call 10/15/31)(a)	$5,600	$4,442,244
3.75%, 01/15/31 (Call 10/15/30)(a)	6,289	5,337,067
5.00%, 01/15/30 (Call 10/15/29)(a)	5,430	5,035,107
6.00%, 01/15/29 (Call 10/15/28)(a)	8,124	8,034,636
		43,909,672
Gas — 0.7%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	3,346	2,650,524
2.63%, 09/15/29 (Call 06/15/29)(a)	2,266	2,023,705
5.45%, 10/15/32 (Call 07/15/32)(a)	1,210	1,258,561
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	2,643	2,332,160
3.76%, 03/16/32 (Call 12/16/31)(a)(b)	2,380	2,113,274
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29 (Call 12/04/28)(a)(b)	3,046	2,808,829
4.87%, 08/05/32 (Call 05/05/32)(b)	2,675	2,538,015
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	2,585	2,080,631
4.40%, 07/01/32 (Call 04/01/32)(a)	2,605	2,505,597
5.40%, 03/01/33 (Call 12/01/32)(a)	3,220	3,274,645
East Ohio Gas Co. (The), 2.00%, 06/15/30
(Call 03/15/30)(b)	2,786	2,247,443
ENN Energy Holdings Ltd., 2.63%, 09/17/30
(Call 06/17/30)(b)	3,194	2,676,284
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30
(Call 02/15/30)(a)(b)	2,115	1,910,902
KeySpan Gas East Corp., 5.99%, 03/06/33
(Call 12/06/32)(b)	3,105	3,149,629
Korea Gas Corp., 2.88%, 07/16/29(b)	2,630	2,380,287
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	3,220	2,568,689
4.75%, 09/01/28 (Call 06/01/28)(a)	1,943	1,860,475
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)(a)	4,319	3,385,196
2.95%, 09/01/29 (Call 06/01/29)	4,065	3,581,255
3.60%, 05/01/30 (Call 02/01/30)	5,323	4,846,799
5.40%, 06/30/33	695	696,361
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	1,530	1,276,761
4.25%, 09/01/32 (Call 06/01/32)(a)	560	535,978
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	1,531	1,257,622
3.50%, 06/01/29 (Call 03/01/29)	2,879	2,643,617
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(a)(b)	2,240	1,831,435
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	2,727	2,200,247
Southern California Gas Co., Series XX, 2.55%, 02/01/30 (Call 11/01/29)(a)	3,193	2,767,071
Southern Co. Gas Capital Corp.
5.15%, 09/15/32 (Call 03/15/32)	3,040	3,035,011
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)(a)	2,456	1,933,837
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)(a)	2,149	1,753,384
4.05%, 03/15/32 (Call 12/15/31)(a)	3,535	3,186,425
Spire Missouri Inc., 4.80%, 02/15/33 (Call 11/15/32)(a)	705	699,416
		76,010,065
Hand & Machine Tools — 0.2%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)(a)	1,547	1,252,372
4.63%, 06/15/28 (Call 03/15/28)(a)	1,569	1,512,828
Security	Par (000)	Value

Hand & Machine Tools (continued)
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(a)(b)	$6,921	$6,904,713
6.40%, 04/15/33 (Call 01/15/33)(b)	4,840	4,787,124
Stanley Black & Decker Inc., 3.00%, 05/15/32
(Call 02/15/32)(a)	2,901	2,425,605
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	4,403	3,615,316
4.25%, 11/15/28 (Call 08/15/28)(a)	3,000	2,857,674
		23,355,632
Health Care - Products — 1.1%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(a)	3,780	3,106,342
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(a)(b)	4,304	3,695,274
3.00%, 09/23/29 (Call 06/23/29)(a)(b)	5,626	4,995,547
5.38%, 12/06/32 (Call 09/06/32)(a)(b)	3,815	3,876,915
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	3,654	2,828,571
2.27%, 12/01/28 (Call 10/01/28)	7,225	6,223,694
2.54%, 02/01/32 (Call 11/01/31)(a)	8,350	6,752,768
3.95%, 04/01/30 (Call 01/01/30)(a)	2,694	2,483,565
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)	7,744	6,770,619
4.00%, 03/01/29 (Call 12/01/28)	700	662,345
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)(a)	4,395	3,842,996
DH Europe Finance II Sarl, 2.60%, 11/15/29
(Call 08/15/29)(a)	4,412	3,925,167
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)(a)	3,075	3,026,508
GE Healthcare Holding LLC
5.86%, 03/15/30 (Call 01/15/30)(b)	6,800	7,005,512
5.91%, 11/22/32 (Call 08/22/32)(a)(b)	9,700	10,132,504
Medtronic Global Holdings SCA, 4.50%, 03/30/33
(Call 12/30/32)(a)	6,210	6,128,053
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)(a)	2,721	2,312,220
2.25%, 09/15/31 (Call 06/15/31)(a)	3,159	2,535,401
2.55%, 03/15/31 (Call 12/15/30)(a)	1,908	1,567,158
3.30%, 09/15/29 (Call 06/15/29)	5,022	4,497,200
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)(a)	5,880	4,737,243
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)(a)	3,877	3,236,954
Stryker Corp., 1.95%, 06/15/30 (Call 03/15/30)	5,635	4,695,973
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	4,013	3,507,023
2.00%, 10/15/31 (Call 07/15/31)(a)	7,021	5,731,518
2.60%, 10/01/29 (Call 07/01/29)	5,034	4,474,048
4.95%, 11/21/32 (Call 08/21/32)(a)	2,885	2,946,843
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(a)	4,258	3,565,578
3.55%, 03/20/30 (Call 12/20/29)(a)	1,490	1,309,209
		120,572,748
Health Care - Services — 2.9%
Adventist Health System, 5.43%, 03/01/32
(Call 12/01/31)(a)	760	758,076
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)	1,875	1,660,541
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (Call 05/15/28)	653	627,024
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)(a)	295	247,994

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)(a)	$4,691	$4,411,381
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)(a)	4,590	3,986,832
Banner Health
1.90%, 01/01/31 (Call 07/01/30)(a)	761	620,288
2.34%, 01/01/30 (Call 10/01/29)(a)	1,950	1,681,017
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)(a)	1,800	1,442,935
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	2,150	1,954,975
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	1,400	1,125,381
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)(a)	1,010	834,786
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	11,540	9,915,399
2.50%, 03/01/31 (Call 12/01/30)(a)	12,130	9,707,154
2.63%, 08/01/31 (Call 05/01/31)(a)	7,313	5,858,816
3.00%, 10/15/30 (Call 07/15/30)	12,350	10,332,504
3.38%, 02/15/30 (Call 02/15/25)	11,401	9,830,056
4.63%, 12/15/29 (Call 12/15/24)	18,326	16,995,532
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	1,250	1,208,162
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)(a)	890	755,590
3.35%, 10/01/29 (Call 04/01/29)	3,963	3,530,764
Elevance Health Inc.
2.25%, 05/15/30 (Call 02/15/30)	6,517	5,503,409
2.55%, 03/15/31 (Call 12/15/30)	6,874	5,826,041
2.88%, 09/15/29 (Call 06/15/29)(a)	5,221	4,673,626
4.75%, 02/15/33 (Call 11/15/32)	2,750	2,695,529
5.50%, 10/15/32 (Call 07/15/32)	4,760	4,916,093
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	6,085	4,693,192
3.00%, 12/01/31 (Call 09/01/31)(b)	2,715	2,141,109
3.75%, 06/15/29 (Call 03/15/29)(b)	3,511	3,089,185
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	4,591	3,684,722
3.38%, 03/15/29 (Call 01/15/29)(a)(b)	2,870	2,575,854
3.50%, 09/01/30 (Call 03/01/30)	14,999	13,261,626
3.63%, 03/15/32 (Call 12/15/31)(a)(b)	10,789	9,403,437
4.13%, 06/15/29 (Call 03/15/29)	11,103	10,308,840
5.50%, 06/01/33 (Call 03/01/33)	6,000	5,988,673
5.63%, 09/01/28 (Call 03/01/28)	8,119	8,177,167
5.88%, 02/01/29 (Call 08/01/28)	5,914	6,009,858
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.20%, 06/01/30 (Call 03/01/30)(b)	4,961	4,123,910
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	2,358	1,890,506
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)(a)	4,095	3,256,517
3.13%, 08/15/29 (Call 05/15/29)	2,887	2,583,331
3.70%, 03/23/29 (Call 02/23/29)	4,488	4,161,441
4.88%, 04/01/30 (Call 01/01/30)	3,128	3,080,885
5.88%, 03/01/33 (Call 12/01/32)	5,105	5,361,715
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	2,520	2,146,864
2.95%, 12/01/29 (Call 09/01/29)(a)	3,785	3,380,652
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)(a)	1,290	1,242,355
Ochsner LSU Health System of North Louisiana, Series
2021, 2.51%, 05/15/31 (Call 11/15/30)	835	619,095
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)(a)	1,180	971,143
Security	Par (000)	Value

Health Care - Services (continued)
Piedmont Healthcare Inc., 2.04%, 01/01/32
(Call 07/01/31)(a)	$1,125	$887,999
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	3,606	3,054,447
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	1,628	1,403,600
2.95%, 06/30/30 (Call 03/30/30)	4,792	4,232,931
4.20%, 06/30/29 (Call 03/30/29)(a)	2,527	2,461,216
Roche Holdings Inc.
1.93%, 12/13/28 (Call 10/13/28)(a)(b)	11,645	10,223,975
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	11,054	9,223,122
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	3,026	2,916,569
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)(a)	1,137	1,057,336
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)(a)	530	477,106
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	1,306	1,230,755
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)(a)	3,385	2,819,983
UnitedHealth Group Inc.
2.00%, 05/15/30	7,753	6,579,096
2.30%, 05/15/31 (Call 02/15/31)	8,817	7,524,198
2.88%, 08/15/29(a)	6,344	5,760,148
3.85%, 06/15/28(a)	6,355	6,165,577
3.88%, 12/15/28(a)	5,388	5,220,903
4.00%, 05/15/29 (Call 03/15/29)	5,673	5,485,408
4.20%, 05/15/32 (Call 02/15/32)	8,517	8,210,225
4.25%, 01/15/29 (Call 12/15/28)(a)	7,625	7,511,230
4.50%, 04/15/33 (Call 01/15/33)	8,310	8,153,254
5.30%, 02/15/30 (Call 12/15/29)	4,255	4,407,430
5.35%, 02/15/33 (Call 11/15/32)(a)	11,141	11,611,711
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(a)	4,954	4,013,371
2.65%, 01/15/32 (Call 10/15/31)(a)	2,727	2,150,167
		336,033,739
Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	5,872	4,892,649
3.20%, 11/15/31 (Call 08/15/31)	3,629	2,768,349
Blackstone Private Credit Fund, 4.00%, 01/15/29
(Call 11/15/28)	3,768	3,167,681
Blackstone Secured Lending Fund, 2.85%, 09/30/28
(Call 07/30/28)	3,720	3,035,551
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29
(Call 06/06/29)(a)(b)	3,912	3,501,520
CK Hutchison International 19 Ltd., 3.63%, 04/11/29
(Call 01/11/29)(a)(b)	3,448	3,258,427
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(b)	5,625	5,652,550
FS KKR Capital Corp., 3.13%, 10/12/28
(Call 08/12/28)(a)	4,315	3,520,263
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	2,630	2,063,941
Owl Rock Capital Corp., 2.88%, 06/11/28
(Call 04/11/28)	4,546	3,708,848
Prospect Capital Corp., 3.44%, 10/15/28
(Call 08/15/28)(a)	1,760	1,327,713
		36,897,492
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	2,334	1,812,093
3.85%, 01/15/30 (Call 07/15/29)(a)	1,672	1,451,354
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	5,214	4,558,927

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
PulteGroup Inc.
6.38%, 05/15/33	$2,000	$2,086,099
7.88%, 06/15/32(a)	2,265	2,589,492
Toll Brothers Finance Corp., 3.80%, 11/01/29
(Call 08/01/29)	2,285	2,044,857
		14,542,822
Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	2,999	2,883,934
Panasonic Holdings Corp., 3.11%, 07/19/29
(Call 04/19/29)(a)(b)	2,270	2,047,623
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	1,805	1,465,089
4.70%, 05/14/32 (Call 02/14/32)(a)	1,615	1,544,691
4.75%, 02/26/29 (Call 11/26/28)(a)	4,129	4,067,722
5.50%, 03/01/33 (Call 12/01/32)(a)	1,780	1,780,561
		13,789,620
Household Products & Wares — 0.3%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)(a)	1,985	1,561,138
2.65%, 04/30/30 (Call 02/01/30)(a)	2,985	2,515,642
4.88%, 12/06/28 (Call 09/06/28)(a)	2,892	2,858,596
5.75%, 03/15/33 (Call 12/15/32)(a)	3,170	3,270,119
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)(a)	1,643	1,358,141
5.60%, 11/15/32 (Call 08/15/32)	3,221	3,405,521
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	3,377	2,777,241
4.40%, 05/01/29 (Call 03/01/29)(a)	2,350	2,302,300
4.60%, 05/01/32 (Call 02/01/32)(a)	3,117	3,071,986
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	3,232	2,691,266
3.10%, 03/26/30 (Call 12/26/29)	5,317	4,888,403
3.20%, 04/25/29 (Call 01/25/29)(a)	3,567	3,350,675
3.95%, 11/01/28 (Call 08/01/28)	1,882	1,840,797
4.50%, 02/16/33 (Call 11/16/32)(a)	1,955	1,957,012
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(a)(b)	1,420	1,207,000
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	55	58,090
		39,113,927
Insurance — 4.4%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32 (Call 05/01/32)(b)	35	36,261
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	6,176	5,705,599
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(a)(b)	5,292	4,864,961
3.60%, 04/09/29 (Call 01/09/29)(a)(b)	5,209	4,898,493
4.95%, 04/04/33 (Call 01/04/33)(b)	5,215	5,265,294
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	4,915	5,297,384
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)(a)	3,112	2,915,578
Allstate Corp. (The)
1.45%, 12/15/30 (Call 09/15/30)(a)	2,568	1,998,952
5.25%, 03/30/33 (Call 12/30/32)(a)	5,189	5,173,853
American Financial Group Inc./OH, 5.25%, 04/02/30
(Call 01/02/30)(a)	1,358	1,348,022
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)(a)	2,569	2,286,618
5.13%, 03/27/33 (Call 12/27/32)	4,318	4,231,012
Americo Life Inc., 3.45%, 04/15/31(a)(b)	2,479	1,916,987
Security	Par (000)	Value

Insurance (continued)
AmFam Holdings Inc., 2.81%, 03/11/31
(Call 12/11/30)(b)	$3,080	$2,315,051
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	5,647	4,912,376
3.75%, 05/02/29 (Call 02/02/29)(a)	4,372	4,118,429
4.50%, 12/15/28 (Call 09/15/28)(a)	2,300	2,257,971
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)(a)	2,580	2,078,091
2.60%, 12/02/31 (Call 09/02/31)	3,375	2,796,856
5.00%, 09/12/32 (Call 06/12/32)(a)	3,144	3,132,339
5.35%, 02/28/33 (Call 11/28/32)	2,920	2,963,628
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)(a)	2,564	2,064,421
5.50%, 03/02/33 (Call 12/02/32)(a)	924	938,629
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	240	188,019
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	2,128	1,612,040
3.70%, 02/22/30 (Call 11/22/29)(a)	1,977	1,713,919
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)(a)	2,927	2,495,277
Athene Global Funding
1.99%, 08/19/28(b)	3,523	2,831,370
2.55%, 11/19/30(b)	3,528	2,714,800
2.65%, 10/04/31(a)(b)	2,470	1,875,901
2.67%, 06/07/31(b)	3,291	2,546,132
2.72%, 01/07/29(a)(b)	2,690	2,218,652
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)(a)	2,794	2,299,969
6.15%, 04/03/30 (Call 01/03/30)(a)	2,901	2,921,504
6.65%, 02/01/33 (Call 11/01/32)	2,325	2,339,690
AXA SA, 8.60%, 12/15/30(a)	4,655	5,578,259
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	2,586	2,382,104
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(c)	2,029	1,610,613
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(a)(b)	2,944	2,196,147
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	4,675	3,816,577
1.85%, 03/12/30 (Call 12/12/29)(a)	2,961	2,529,125
2.88%, 03/15/32 (Call 12/15/31)(a)	5,737	5,086,513
Brighthouse Financial Global Funding, 2.00%, 06/28/28(a)(b)	1,912	1,613,998
Brighthouse Financial Inc., 5.63%, 05/15/30
(Call 02/15/30)(a)	3,408	3,209,676
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	3,990	3,212,440
4.20%, 03/17/32 (Call 12/17/31)(a)	3,332	3,016,487
4.50%, 03/15/29 (Call 12/15/28)(a)	2,532	2,421,657
Chubb INA Holdings Inc., 1.38%, 09/15/30
(Call 06/15/30)(a)	5,183	4,125,828
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	3,260	2,642,868
3.90%, 05/01/29 (Call 02/01/29)	3,098	2,896,217
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)(a)	2,795	2,646,731
CNO Global Funding, 2.65%, 01/06/29(a)(b)	3,405	2,897,483
Corebridge Financial Inc.
3.85%, 04/05/29(a)	6,095	5,495,126
3.90%, 04/05/32	8,445	7,324,354

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	$1,095	$914,430
Empower Finance 2020 LP, 1.78%, 03/17/31
(Call 12/17/30)(a)(b)	2,374	1,884,642
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	2,730	2,154,172
4.95%, 06/01/29 (Call 03/01/29)(a)	3,114	2,932,532
Equitable Financial Life Global Funding, 1.75%, 11/15/30(a)(b)	1,507	1,184,036
Equitable Holdings Inc., 5.59%, 01/11/33
(Call 10/11/32)(a)	2,915	2,857,824
F&G Global Funding, 2.00%, 09/20/28(b)	2,981	2,493,941
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)(a)	3,190	2,698,996
4.63%, 04/29/30 (Call 01/29/30)	3,478	3,283,139
5.63%, 08/16/32(a)	4,035	3,949,615
Farmers Exchange Capital, 7.05%, 07/15/28(b)	385	393,908
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	3,104	2,451,035
3.40%, 06/15/30 (Call 03/15/30)(a)	4,283	3,711,871
4.50%, 08/15/28 (Call 05/15/28)(a)	2,357	2,249,078
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	3,803	2,909,917
4.00%, 05/15/30 (Call 02/15/30)(a)	2,914	2,572,252
Five Corners Funding Trust II, 2.85%, 05/15/30
(Call 02/15/30)(a)(b)	9,598	8,192,724
Five Corners Funding Trust III, 5.79%, 02/15/33
(Call 11/15/32)(a)(b)	4,255	4,312,010
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	2,703	2,278,837
2.90%, 01/06/32(a)(b)	3,035	2,358,653
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	3,888	2,910,936
4.40%, 10/15/29 (Call 07/15/29)(b)	3,103	2,667,451
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,141	1,718,589
4.55%, 09/15/28 (Call 06/15/28)(a)	3,505	3,408,163
4.80%, 06/15/32 (Call 03/15/32)(a)	2,345	2,249,852
Guardian Life Global Funding, 1.63%, 09/16/28(b)	2,455	2,065,479
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30
(Call 06/01/30)(a)	2,231	1,771,480
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)(a)	4,032	3,512,727
Intact Financial Corp., 5.46%, 09/22/32
(Call 06/22/32)(a)(b)	2,875	2,881,015
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	2,932	2,273,214
5.67%, 06/08/32 (Call 03/08/32)(a)	2,030	1,935,690
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	2,333	2,035,641
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(a)	2,787	2,202,377
3.80%, 02/23/32 (Call 11/23/31)(a)	2,030	1,706,522
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	6,132	5,828,719
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	2,944	2,425,949
3.40%, 01/15/31 (Call 10/15/30)(a)	3,393	2,801,087
3.40%, 03/01/32 (Call 12/01/31)(a)	820	660,177
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)(a)	2,892	2,578,364
Manulife Financial Corp., 3.70%, 03/16/32
(Call 12/16/31)(a)	4,500	4,128,404
Markel Group Inc., 3.35%, 09/17/29 (Call 06/17/29)(a)	2,421	2,198,725
Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	$4,513	$3,774,813
2.38%, 12/15/31 (Call 09/15/31)(a)	1,744	1,435,790
4.38%, 03/15/29 (Call 12/15/28)	8,369	8,168,949
5.75%, 11/01/32 (Call 08/01/32)(a)	3,180	3,357,830
MassMutual Global Funding II
1.55%, 10/09/30(b)	3,271	2,577,393
2.15%, 03/09/31(a)(b)	2,885	2,361,679
MetLife Inc.
4.55%, 03/23/30 (Call 12/23/29)(a)	5,975	5,885,282
6.50%, 12/15/32(a)	1,430	1,578,572
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	4,563	3,602,544
2.40%, 01/11/32(a)(b)	4,600	3,779,347
2.95%, 04/09/30(a)(b)	5,868	5,093,669
3.05%, 06/17/29(b)	3,225	2,875,531
3.30%, 03/21/29(b)	2,885	2,635,098
4.30%, 08/25/29(b)	3,300	3,176,814
5.15%, 03/28/33(a)(b)	6,650	6,634,400
Mitsui Sumitomo Insurance Co. Ltd., 4.95%,
(Call 03/06/29),
(5-year USD Swap + 3.256%)(a)(b)(c)(d)	4,055	3,938,330
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, 5.88%, 05/23/42 (Call 11/23/31),
(5-year CMT + 3.982%)(b)(c)	4,725	4,754,531
Nationwide Mutual Insurance Co., 8.25%, 12/01/31(a)(b)	1,530	1,744,274
New York Life Global Funding
1.20%, 08/07/30(b)	3,382	2,631,681
1.85%, 08/01/31(b)	3,960	3,158,180
4.55%, 01/28/33(a)(b)	4,885	4,758,181
New York Life Insurance Co., 5.88%, 05/15/33(b)	3,050	3,187,775
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31),
(5-year CMT + 2.653%)(a)(b)(c)	7,683	6,348,042
2.90%, 09/16/51 (Call 09/16/31),
(5-year CMT + 2.600%)(a)(b)(c)	4,885	4,043,299
3.40%, 01/23/50 (Call 01/23/30),
(5-year CMT + 2.612%)(a)(b)(c)	5,138	4,536,402
Northwestern Mutual Global Funding, 1.70%, 06/01/28(a)(b)	1,208	1,052,251
Pacific Life Global Funding II
1.60%, 09/21/28(a)(b)	2,360	1,956,009
2.45%, 01/11/32(b)	2,320	1,882,502
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)(a)	2,905	2,708,014
4.50%, 10/01/50 (Call 04/01/30),
(5-year CMT + 3.815%)(a)(c)	2,410	2,000,300
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	3,428	3,198,183
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	3,235	2,681,201
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)(a)	3,881	3,151,814
3.70%, 05/15/29 (Call 02/15/29)(a)	3,117	2,889,041
5.38%, 03/15/33 (Call 12/15/32)(a)	4,770	4,767,058
Principal Life Global Funding II
1.50%, 08/27/30(b)	2,355	1,801,139
1.63%, 11/19/30(b)	1,305	1,008,561
2.50%, 09/16/29(b)	2,565	2,207,882
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	3,850	3,396,582
3.20%, 03/26/30 (Call 12/26/29)(a)	3,377	3,064,119
4.00%, 03/01/29 (Call 12/01/28)(a)	3,537	3,411,033

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.95%, 06/15/33 (Call 03/15/33)	$1,880	$1,876,059
6.25%, 12/01/32(a)	230	253,239
6.63%, 03/01/29(a)	1,290	1,417,432
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	2,954	2,594,204
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	1,547	1,458,870
Protective Life Global Funding
1.74%, 09/21/30(a)(b)	2,832	2,233,330
1.90%, 07/06/28(a)(b)	2,872	2,425,691
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	3,525	2,995,703
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(c)	4,404	3,720,810
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(a)(c)	5,195	4,657,993
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(c)	4,167	4,041,990
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)(c)	6,620	6,462,444
6.75%, 03/01/53 (Call 12/01/32),
(5-year CMT + 2.848%)(a)(c)	3,045	3,043,112
Prudential Funding Asia PLC
3.13%, 04/14/30	6,073	5,406,316
3.63%, 03/24/32 (Call 12/24/31)(a)	1,745	1,577,387
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(a)	3,349	2,910,653
3.90%, 05/15/29 (Call 02/15/29)(a)	3,628	3,354,277
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	2,922	2,659,720
5.75%, 06/05/33	4,020	4,018,553
RGA Global Funding, 2.70%, 01/18/29(b)	2,575	2,225,154
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	5,512	4,268,658
4.75%, 04/08/32 (Call 01/08/32)(a)(b)	2,170	1,839,645
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(a)(b)	3,380	2,747,675
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	2,750	2,080,533
Sumitomo Life Insurance Co., 3.38%, 04/15/81
(Call 04/15/31), (5-year CMT + 2.747%)(a)(b)(c)	4,550	3,935,750
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49
(Call 04/02/29), (5-year CMT + 3.582%)(a)(b)(c)	5,245	5,008,975
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	575	644,352
Trustage Financial Group Inc., 4.63%, 04/15/32
(Call 01/15/32)(b)	950	823,241
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)(a)	1,871	1,756,912
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)(a)	4,381	3,774,878
4.50%, 09/15/28 (Call 06/15/28)	3,677	3,504,456
5.35%, 05/15/33	1,900	1,868,617
		502,521,178
Internet — 2.0%
Alibaba Group Holding Ltd., 2.13%, 02/09/31
(Call 11/09/30)(a)	7,290	5,994,884
Alphabet Inc., 1.10%, 08/15/30 (Call 05/15/30)(a)	12,483	10,191,134
Amazon.com Inc.
1.50%, 06/03/30 (Call 03/03/30)	11,421	9,428,635
2.10%, 05/12/31 (Call 02/12/31)	16,247	13,736,973
3.45%, 04/13/29 (Call 02/13/29)	8,585	8,203,695
3.60%, 04/13/32 (Call 01/13/32)(a)	14,033	13,163,426
4.65%, 12/01/29 (Call 10/01/29)	8,605	8,710,639
4.70%, 12/01/32 (Call 09/01/32)	12,530	12,705,171
Security	Par (000)	Value

Internet (continued)
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)(a)	$1,250	$1,039,450
2.38%, 08/23/31 (Call 05/23/31)(a)	2,560	2,101,479
3.43%, 04/07/30 (Call 01/07/30)(a)	2,295	2,070,602
4.88%, 11/14/28 (Call 08/14/28)	1,729	1,708,615
Booking Holdings Inc., 4.63%, 04/13/30
(Call 01/13/30)(a)	8,465	8,412,817
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)(a)	4,687	3,930,000
2.70%, 03/11/30 (Call 12/11/29)(a)	5,428	4,699,225
6.30%, 11/22/32 (Call 08/22/32)(a)	1,655	1,756,995
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	3,063	2,558,039
3.25%, 02/15/30 (Call 11/15/29)(a)	7,644	6,618,403
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	3,427	3,104,027
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(a)(b)	5,675	4,485,981
Meta Platforms Inc.
3.85%, 08/15/32 (Call 05/15/32)	16,645	15,444,446
4.80%, 05/15/30	4,170	4,183,644
4.95%, 05/15/33	9,380	9,357,005
Netflix Inc.
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	5,741	5,642,547
5.38%, 11/15/29(b)	5,053	5,087,370
5.88%, 11/15/28	10,725	11,099,453
6.38%, 05/15/29(a)	4,643	4,920,962
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(a)(b)	8,780	6,736,763
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	4,892	4,071,743
4.19%, 01/19/32 (Call 10/19/31)(b)	4,960	4,087,784
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(a)(b)	10,350	8,721,445
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	2,575	2,213,962
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	12,868	12,125,902
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	2,785	2,197,609
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	4,425	3,686,858
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	4,711	3,761,828
		227,959,511
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29(a)	3,109	2,960,952
6.80%, 11/29/32 (Call 08/29/32)	5,755	5,935,412
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,660	2,410,958
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	3,189	2,779,960
3.13%, 04/01/32 (Call 01/01/32)(a)	3,464	3,021,951
Reliance Steel & Aluminum Co., 2.15%, 08/15/30
(Call 05/15/30)	2,787	2,277,993
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	3,113	2,704,813
3.45%, 04/15/30 (Call 01/15/30)	3,790	3,371,143
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(a)	8,397	7,431,490
		32,894,672
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	2,970	2,245,426
4.40%, 09/15/32 (Call 06/15/32)(a)	2,560	2,211,007
		4,456,433

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	$2,012	$1,770,112
3.70%, 01/15/31 (Call 10/15/30)	3,037	2,617,295
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	2,184	2,080,202
5.75%, 04/23/30 (Call 01/23/30)	2,557	2,576,503
Marriott International Inc./MD
4.90%, 04/15/29 (Call 03/15/29)	1,400	1,373,273
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	1,243	1,214,833
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	6,742	6,464,213
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	5,715	4,926,546
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5,998	5,043,753
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	2,195	1,810,954
3.75%, 08/08/31 (Call 05/08/31)(a)	3,695	2,970,134
4.88%, 06/18/30 (Call 03/18/30)	2,694	2,360,896
5.90%, 08/08/28 (Call 05/08/28)	8,932	8,441,713
		43,650,427
Machinery — 0.7%
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	2,878	2,411,654
2.60%, 09/19/29 (Call 06/19/29)(a)	2,895	2,625,065
2.60%, 04/09/30 (Call 01/09/30)	4,641	4,133,404
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	3,994	3,662,319
5.38%, 10/16/29(a)	3,003	3,135,816
7.13%, 03/03/31(a)	265	306,333
8.10%, 05/15/30(a)	385	458,608
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)(a)	1,545	1,382,826
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	2,869	2,292,934
3.50%, 10/01/30 (Call 07/01/30)(a)	2,539	2,209,279
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	2,463	2,055,130
3.00%, 05/01/30 (Call 02/01/30)	3,361	2,899,710
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,768	3,030,678
2.00%, 06/17/31(a)	3,761	3,114,759
2.45%, 01/09/30(a)	3,184	2,798,092
2.80%, 07/18/29(a)	3,342	3,040,584
3.35%, 04/18/29(a)	3,571	3,363,267
3.45%, 03/07/29(a)	3,412	3,247,446
3.90%, 06/07/32(a)	3,080	2,930,308
4.35%, 09/15/32(a)	3,720	3,661,514
4.85%, 10/11/29	2,522	2,563,805
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(a)	1,530	1,225,429
5.65%, 05/15/33 (Call 02/15/33)	1,375	1,347,851
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	1,510	1,325,730
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	8,518	7,366,356
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)(a)	2,606	2,126,816
3.50%, 03/01/29 (Call 12/01/28)(a)	2,651	2,534,707
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)(a)	6,953	6,766,171
Xylem Inc./NY, 2.25%, 01/30/31 (Call 10/30/30)(a)	4,393	3,666,160
		81,682,751
Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	5,432	4,664,921
Security	Par (000)	Value

Manufacturing (continued)
3.05%, 04/15/30 (Call 01/15/30)(a)	$3,406	$3,027,896
3.38%, 03/01/29 (Call 12/01/28)(a)	4,670	4,296,041
3.63%, 09/14/28 (Call 06/14/28)(a)	3,302	3,107,348
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(a)	3,180	2,482,484
2.75%, 03/01/30 (Call 12/01/29)	4,477	3,800,844
Eaton Corp.
4.00%, 11/02/32(a)	2,195	2,078,113
4.15%, 03/15/33 (Call 12/15/32)(a)	5,865	5,607,044
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)(a)	4,225	4,096,977
General Electric Co., 6.75%, 03/15/32(a)	4,525	5,116,929
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	5,609	5,141,129
4.50%, 09/15/29 (Call 07/15/29)	5,680	5,550,795
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)(a)	2,161	2,054,464
5.90%, 07/15/32 (Call 04/15/32)(a)	2,320	2,338,354
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(a)(b)	9,507	8,050,381
Teledyne Technologies Inc., 2.75%, 04/01/31
(Call 01/01/31)(a)	5,820	4,929,672
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,953	2,466,342
3.00%, 06/01/30 (Call 03/01/30)(a)	3,523	3,107,900
3.90%, 09/17/29 (Call 06/17/29)(a)	2,016	1,876,468
		73,794,102
Media — 1.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	6,741	5,594,391
2.30%, 02/01/32 (Call 11/01/31)	6,397	4,816,920
2.80%, 04/01/31 (Call 01/01/31)	8,221	6,575,783
4.40%, 04/01/33 (Call 01/01/33)(a)	2,992	2,600,632
5.05%, 03/30/29 (Call 12/30/28)	6,507	6,239,817
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10,120	8,034,538
1.95%, 01/15/31 (Call 10/15/30)(a)	8,678	7,128,392
2.65%, 02/01/30 (Call 11/01/29)	9,307	8,206,367
3.40%, 04/01/30 (Call 01/01/30)(a)	9,033	8,349,948
4.15%, 10/15/28 (Call 07/15/28)	22,089	21,546,290
4.25%, 10/15/30 (Call 07/15/30)	8,543	8,279,819
4.25%, 01/15/33(a)	5,955	5,695,468
4.55%, 01/15/29(a)	5,400	5,378,139
4.65%, 02/15/33 (Call 11/15/32)(a)	5,215	5,185,415
4.80%, 05/15/33 (Call 02/15/33)	5,840	5,824,138
5.50%, 11/15/32 (Call 08/15/32)	6,510	6,825,545
7.05%, 03/15/33(a)	5,548	6,424,290
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	4,012	3,149,489
2.60%, 06/15/31 (Call 03/15/31)(b)	3,862	3,147,727
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	6,450	5,598,571
4.13%, 05/15/29 (Call 02/15/29)	5,159	4,704,432
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)(a)	2,945	2,526,507
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)(a)	4,167	3,765,429
4.71%, 01/25/29 (Call 10/25/28)(a)	11,613	11,319,867
Grupo Televisa SAB, 8.50%, 03/11/32(a)	1,005	1,194,192

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Paramount Global
3.70%, 06/01/28 (Call 03/01/28)	$1,869	$1,653,420
4.20%, 06/01/29 (Call 03/01/29)(a)	1,865	1,671,144
4.20%, 05/19/32 (Call 02/19/32)(a)	5,270	4,418,764
4.95%, 01/15/31 (Call 10/15/30)(a)	6,683	5,993,456
7.88%, 07/30/30(a)	5,935	6,298,293
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	1,125	1,294,781
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	12,009	10,296,307
2.65%, 01/13/31(a)	15,354	13,345,643
3.80%, 03/22/30(a)	7,962	7,541,424
6.55%, 03/15/33(a)	785	881,777
		211,507,115
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)(a)	1,945	1,764,674
4.50%, 12/15/28 (Call 09/15/28)	2,445	2,354,561
		4,119,235
Mining — 1.3%
Alcoa Nederland Holding BV, 4.13%, 03/31/29
(Call 03/31/24)(a)(b)	3,500	3,150,245
Anglo American Capital PLC
2.63%, 09/10/30 (Call 06/10/30)(b)	5,619	4,629,236
2.88%, 03/17/31 (Call 12/17/30)(b)	2,854	2,370,699
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	2,919	2,670,228
5.50%, 05/02/33(a)(b)	4,070	3,973,501
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	4,252	4,248,091
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)(a)	2,360	2,085,318
3.75%, 10/01/30 (Call 07/01/30)(a)	3,715	3,179,049
Antofagasta PLC
2.38%, 10/14/30 (Call 07/14/30)(a)(b)	2,335	1,900,106
5.63%, 05/13/32 (Call 02/13/32)(b)	85	83,499
BHP Billiton Finance USA Ltd., 4.90%, 02/28/33
(Call 11/28/32)(a)	4,115	4,131,218
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	5,595	4,945,512
3.15%, 01/14/30 (Call 10/14/29)(b)	5,038	4,467,524
3.75%, 01/15/31 (Call 10/15/30)(b)	5,100	4,645,434
5.13%, 02/02/33 (Call 11/02/32)(b)	5,565	5,529,207
Freeport Indonesia PT, 5.32%, 04/14/32
(Call 01/01/32)(a)(b)	7,480	7,002,250
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	3,003	2,754,667
4.38%, 08/01/28 (Call 08/01/23)	3,095	2,910,786
4.63%, 08/01/30 (Call 08/01/25)(a)	3,557	3,330,506
5.25%, 09/01/29 (Call 09/01/24)(a)	3,503	3,428,314
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	5,897	4,826,723
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	3,950	3,180,398
2.85%, 04/27/31 (Call 01/27/31)(b)	3,962	3,256,285
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	4,325	4,197,085
5.70%, 05/08/33 (Call 02/08/33)(b)	3,365	3,332,116
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)(b)	1,040	1,056,087
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	5,576	5,443,570
6.53%, 11/15/28(a)(b)	2,919	3,028,942
Security	Par (000)	Value

Mining (continued)
Industrias Penoles SAB de CV, 4.15%, 09/12/29
(Call 06/12/29)(b)	$3,285	$3,041,396
Newcastle Coal Infrastructure Group Pty Ltd., 4.70%,
05/12/31 (Call 02/12/31)(a)(b)	2,892	2,341,198
Newcrest Finance Pty Ltd., 3.25%, 05/13/30
(Call 02/13/30)(a)(b)	4,040	3,599,029
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	5,744	4,760,652
2.60%, 07/15/32 (Call 04/15/32)	5,930	4,869,488
2.80%, 10/01/29 (Call 07/01/29)	4,137	3,608,370
Northern Star Resources Ltd., 6.13%, 04/11/33
(Call 01/11/33)(a)(b)	3,720	3,642,244
Rio Tinto Alcan Inc., 7.25%, 03/15/31(a)	3,327	3,834,832
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28(a)	3,424	3,804,666
Rio Tinto Finance USA PLC, 5.00%, 03/09/33
(Call 12/09/32)(a)	3,520	3,574,753
South32 Treasury Ltd., 4.35%, 04/14/32
(Call 01/14/32)(a)(b)	4,125	3,625,357
Vale Canada Ltd., 7.20%, 09/15/32(a)	274	287,933
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	2,995	2,383,354
		143,129,868
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	3,990	3,420,889
3.28%, 12/01/28 (Call 10/01/28)	2,738	2,371,793
3.57%, 12/01/31 (Call 09/01/31)	4,955	4,140,261
		9,932,943
Oil & Gas — 4.6%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	6,160	5,495,132
4.00%, 01/15/31 (Call 10/15/30)(b)	4,365	3,912,864
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	6,337	5,200,999
2.72%, 01/12/32 (Call 10/12/31)	10,895	9,288,300
3.63%, 04/06/30 (Call 01/06/30)	7,324	6,874,663
3.94%, 09/21/28 (Call 06/21/28)(a)	5,722	5,540,476
4.23%, 11/06/28 (Call 08/06/28)(a)	11,729	11,524,655
4.81%, 02/13/33 (Call 11/13/32)	12,335	12,196,747
4.89%, 09/11/33 (Call 06/11/33)	3,480	3,457,253
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)(a)	4,823	4,617,359
4.88%, (Call 03/22/30),
(5-year CMT + 4.398%)(a)(c)(d)	11,291	10,260,696
Burlington Resources LLC
7.20%, 08/15/31(a)	3,680	4,210,474
7.40%, 12/01/31	284	329,591
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,472	3,002,958
7.20%, 01/15/32(a)	1,774	1,926,330
Cenovus Energy Inc., 2.65%, 01/15/32
(Call 10/15/31)(a)	3,090	2,505,799
Chevron Corp., 2.24%, 05/11/30 (Call 02/11/30)(a)	8,816	7,714,362
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	3,395	3,163,328
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29
(Call 06/30/29)	3,420	3,123,725
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	3,000	3,597,338
Conoco Funding Co., 7.25%, 10/15/31(a)	3,830	4,408,319
ConocoPhillips Co.
5.90%, 10/15/32(a)	1,845	2,006,507
6.95%, 04/15/29(a)	9,903	11,012,334

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(a)(b)	$4,285	$3,289,962
5.75%, 01/15/31 (Call 07/15/30)(a)(b)	8,255	7,863,891
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(a)	3,202	3,020,043
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)(a)	3,910	3,676,316
5.88%, 06/15/28 (Call 06/15/23)	1,695	1,698,099
7.88%, 09/30/31	2,355	2,681,985
7.95%, 04/15/32(a)	2,571	2,985,459
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	4,484	3,821,776
3.50%, 12/01/29 (Call 09/01/29)(a)	6,433	5,810,463
6.25%, 03/15/33 (Call 12/15/32)(a)	6,050	6,280,721
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	2,385	1,978,657
5.25%, 11/06/29 (Call 08/06/29)(b)	2,865	2,793,375
6.15%, 05/10/33 (Call 02/10/33)(b)	3,015	2,994,950
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	6,125	5,859,273
Series X-R, 4.75%, 09/12/28(b)	5,445	5,390,456
EOG Resources Inc., 4.38%, 04/15/30
(Call 01/15/30)(a)	4,835	4,764,441
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	2,680	2,284,244
5.00%, 01/15/29 (Call 07/15/28)	1,949	1,837,171
7.00%, 02/01/30 (Call 11/01/29)	3,965	4,102,110
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	6,106	5,322,062
3.13%, 04/06/30 (Call 01/06/30)(a)	9,305	8,550,957
3.63%, 09/10/28 (Call 06/10/28)(a)	8,003	7,728,539
6.50%, 12/01/28(a)(b)	4,070	4,442,930
7.15%, 01/15/29(a)	2,143	2,352,421
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	6,959	6,258,662
2.61%, 10/15/30 (Call 07/15/30)	11,285	9,945,424
3.48%, 03/19/30 (Call 12/19/29)(a)	11,062	10,434,100
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)(a)	3,155	2,566,660
Hess Corp.
7.13%, 03/15/33	2,560	2,792,499
7.30%, 08/15/31(a)	5,071	5,564,379
7.88%, 10/01/29	4,043	4,502,422
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	2,221	1,975,317
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	3,030	2,266,634
5.38%, 04/24/30(a)(b)	3,600	3,255,754
Lundin Energy Finance BV, 3.10%, 07/15/31
(Call 04/15/31)(a)(b)	5,739	4,778,242
Marathon Oil Corp., 6.80%, 03/15/32(a)	3,149	3,279,798
Occidental Petroleum Corp.
3.50%, 08/15/29 (Call 05/15/29)	5	4,342
6.13%, 01/01/31 (Call 07/01/30)	3,000	3,048,750
6.63%, 09/01/30 (Call 03/01/30)(a)	3,035	3,163,988
7.50%, 05/01/31(a)	5,165	5,609,707
7.88%, 09/15/31(a)	3,010	3,329,662
8.88%, 07/15/30 (Call 01/15/30)	3,200	3,687,680
Ovintiv Inc.
6.25%, 07/15/33 (Call 04/15/33)	1,800	1,784,636
7.20%, 11/01/31(a)	2,762	2,899,898
7.38%, 11/01/31(a)	3,440	3,671,072
8.13%, 09/15/30(a)	2,225	2,436,689
Security	Par (000)	Value

Oil & Gas (continued)
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(b)	$4,720	$3,846,800
3.10%, 01/21/30 (Call 10/21/29)(b)	2,640	2,333,016
3.10%, 08/27/30 (Call 05/25/30)(b)	4,975	4,353,125
3.65%, 07/30/29(a)(b)	3,990	3,690,750
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)(b)	7,640	6,495,986
3.50%, 04/21/30 (Call 01/21/30)(b)	11,474	10,738,396
Phillips 66, 2.15%, 12/15/30 (Call 09/15/30)(a)	3,554	2,901,724
Phillips 66 Co.
3.15%, 12/15/29	3,668	3,244,639
5.30%, 06/30/33 (Call 03/30/33)(a)	3,150	3,134,818
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)(a)	6,289	5,108,983
2.15%, 01/15/31 (Call 10/15/30)	4,164	3,403,942
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30
(Call 07/15/29)(b)	1,655	1,482,388
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(b)	17,285	14,563,995
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	8,050	6,761,406
SA Global Sukuk Ltd., 2.69%, 06/17/31
(Call 03/17/31)(b)	17,910	15,671,250
Santos Finance Ltd., 3.65%, 04/29/31
(Call 01/29/31)(b)	5,254	4,353,816
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(b)	10,705	8,950,643
3.50%, 04/16/29(a)(b)	15,750	14,664,699
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	8,690	7,645,581
2.75%, 04/06/30 (Call 01/06/30)	9,997	8,937,108
3.88%, 11/13/28 (Call 08/13/28)(a)	8,455	8,267,625
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	7,435	6,476,852
2.70%, 05/13/30 (Call 02/13/30)(a)(b)	7,915	7,137,272
2.95%, 08/08/29 (Call 05/08/29)(a)(b)	4,387	4,028,056
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	5,462	5,004,857
4.25%, 09/12/28(a)(b)	3,540	3,498,794
Suncor Energy Inc.
7.00%, 11/15/28(a)	1,170	1,259,513
7.15%, 02/01/32(a)	3,280	3,547,193
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30 (Call 02/15/30)(b)	3,428	2,568,532
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(a)(b)	2,143	1,755,334
Tosco Corp., 8.13%, 02/15/30	836	984,452
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)(a)	7,038	6,344,651
3.46%, 02/19/29 (Call 11/19/28)	7,061	6,662,432
TotalEnergies Capital SA, 3.88%, 10/11/28	5,812	5,666,198
Valero Energy Corp.
2.80%, 12/01/31 (Call 09/01/31)(a)	2,290	1,891,147
4.00%, 04/01/29 (Call 01/01/29)(a)	830	787,461
4.35%, 06/01/28 (Call 03/01/28)(a)	2,573	2,486,793
7.50%, 04/15/32(a)	4,770	5,371,521
Var Energi ASA, 8.00%, 11/15/32 (Call 08/15/32)(a)(b)	5,703	6,026,816
Woodside Finance Ltd., 4.50%, 03/04/29
(Call 12/04/28)(a)(b)	8,070	7,696,684
		533,902,073
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	3,228	2,895,097
4.49%, 05/01/30 (Call 02/01/30)	3,121	3,018,490

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	$6,240	$5,520,581
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	3,516	3,147,336
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	7,423	7,037,221
4.30%, 05/01/29 (Call 02/01/29)(b)	5,237	5,021,509
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	7,490	6,600,789
4.85%, 05/15/33	3,810	3,773,101
		37,014,124
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 5.63%, 05/26/33
(Call 02/26/33)(a)	2,720	2,724,241
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)(a)	3,369	2,809,783
2.69%, 05/25/31 (Call 02/25/31)	4,493	3,675,415
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	970	828,396
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	3,607	3,056,181
Packaging Corp. of America, 3.00%, 12/15/29
(Call 09/15/29)(a)	3,308	2,928,481
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)(a)	2,832	2,361,918
3.13%, 05/01/30 (Call 02/01/30)(a)	3,776	3,295,394
WestRock MWV LLC
7.95%, 02/15/31(a)	1,720	1,958,918
8.20%, 01/15/30(a)	1,800	2,081,453
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	2,385	2,257,226
4.20%, 06/01/32 (Call 03/01/32)(a)	3,010	2,738,919
4.90%, 03/15/29 (Call 12/15/28)(a)	4,569	4,459,041
		35,175,366
Pharmaceuticals — 3.5%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	29,566	26,835,324
4.25%, 11/14/28 (Call 08/14/28)(a)	9,708	9,510,395
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	5,589	4,776,570
2.80%, 05/15/30 (Call 02/15/30)(a)	2,885	2,518,824
Astrazeneca Finance LLC
2.25%, 05/28/31 (Call 02/28/31)	2,654	2,255,414
4.88%, 03/03/33 (Call 12/03/32)(a)	3,900	3,972,897
4.90%, 03/03/30 (Call 01/03/30)(a)	3,685	3,740,398
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	7,224	5,845,039
4.00%, 01/17/29 (Call 10/17/28)	5,735	5,617,056
Bayer U.S. Finance II LLC, 4.38%, 12/15/28
(Call 09/15/28)(b)	19,957	19,208,628
Becton Dickinson & Co., 4.30%, 08/22/32
(Call 05/22/32)(a)	2,815	2,676,287
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	5,514	4,474,146
2.82%, 05/20/30 (Call 02/20/30)(a)	4,410	3,869,380
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	7,029	5,669,870
2.95%, 03/15/32 (Call 12/15/31)	9,645	8,527,719
3.40%, 07/26/29 (Call 04/26/29)(a)	13,095	12,324,364
Cigna Group (The)
2.38%, 03/15/31 (Call 12/15/30)(a)	6,534	5,456,224
2.40%, 03/15/30 (Call 12/15/29)	8,591	7,316,599
4.38%, 10/15/28 (Call 07/15/28)(a)	20,629	20,108,190
5.40%, 03/15/33 (Call 12/15/32)	5,695	5,808,116
Security	Par (000)	Value

Pharmaceuticals (continued)
CVS Health Corp.
1.75%, 08/21/30 (Call 05/21/30)(a)	$7,171	$5,763,513
1.88%, 02/28/31 (Call 11/28/30)	7,341	5,860,202
2.13%, 09/15/31 (Call 06/15/31)(a)	5,905	4,747,688
3.25%, 08/15/29 (Call 05/15/29)	10,416	9,417,499
3.75%, 04/01/30 (Call 01/01/30)	8,822	8,115,780
5.00%, 01/30/29	5,360	5,363,401
5.13%, 02/21/30 (Call 12/21/29)(a)	8,605	8,577,623
5.25%, 01/30/31	4,025	4,040,270
5.25%, 02/21/33 (Call 11/21/32)(a)	8,561	8,582,433
5.30%, 06/01/33	4,360	4,368,999
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	5,407	5,133,045
4.70%, 02/27/33 (Call 11/27/32)	5,335	5,432,567
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)(a)	5,705	5,385,518
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)(a)	9,784	8,095,557
4.95%, 05/15/33(a)	120	127,818
6.95%, 09/01/29(a)	515	622,873
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)(a)	6,747	5,541,525
1.90%, 12/10/28 (Call 10/10/28)(a)	5,387	4,742,027
2.15%, 12/10/31 (Call 09/10/31)	11,524	9,654,338
3.40%, 03/07/29 (Call 12/07/28)(a)	9,473	9,028,097
4.30%, 05/17/30	4,690	4,629,914
4.50%, 05/17/33 (Call 02/17/33)	7,855	7,837,855
Merck Sharp & Dohme Corp., 5.95%, 12/01/28(a)	2,101	2,268,869
Novartis Capital Corp., 2.20%, 08/14/30
(Call 05/14/30)	8,437	7,327,769
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	5,752	4,795,121
1.75%, 08/18/31 (Call 05/18/31)	5,719	4,655,405
2.63%, 04/01/30 (Call 01/01/30)(a)	7,734	6,876,035
3.45%, 03/15/29 (Call 12/15/28)	10,050	9,563,550
3.60%, 09/15/28 (Call 06/15/28)	4,925	4,744,827
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33
(Call 02/19/33)	26,405	26,510,896
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	5,193	5,065,452
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	13,744	11,478,615
5.00%, 11/26/28 (Call 08/26/28)	9,468	9,500,473
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)(a)	8,424	6,769,718
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	4,190	3,498,055
3.90%, 08/20/28 (Call 05/20/28)(a)	2,801	2,704,118
5.60%, 11/16/32 (Call 08/16/32)(a)	4,115	4,342,321
		401,681,206
Pipelines — 3.1%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	2,100	1,983,450
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	2,707	2,331,598
3.60%, 09/01/32 (Call 06/01/32)	2,880	2,452,340
4.80%, 05/03/29 (Call 02/03/29)	3,202	3,096,214
Cameron LNG LLC, 2.90%, 07/15/31 (Call 04/15/31)(b)	4,570	3,977,420
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29 (Call 05/18/29)(a)	6,918	6,307,998
Cheniere Energy Inc., 4.63%, 10/15/28
(Call 10/15/23)(a)	2,250	2,111,505
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	7,765	6,353,080

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.00%, 03/01/31 (Call 03/01/26)	$6,790	$5,975,801
4.50%, 10/01/29 (Call 10/01/24)	7,860	7,197,153
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(a)(b)	4,063	3,619,244
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	975	1,113,984
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	2,330	1,951,843
5.13%, 05/15/29 (Call 02/15/29)	3,065	2,978,222
8.13%, 08/16/30(a)	2,120	2,365,411
DT Midstream Inc., 4.30%, 04/15/32
(Call 01/15/32)(a)(b)	3,565	3,140,953
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	3,197	2,838,943
El Paso Natural Gas Co. LLC
3.50%, 02/15/32 (Call 11/15/31)(a)(b)	2,159	1,829,690
8.38%, 06/15/32(a)	1,210	1,387,253
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	6,365	5,700,293
5.70%, 03/08/33 (Call 12/08/32)	11,340	11,531,777
7.63%, 01/15/83 (Call 10/15/32),
(5-year CMT + 4.418%)(c)	1,520	1,532,196
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30),
(5-year CMT + 5.314%)(a)(c)	5,268	4,749,233
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)	8,543	7,737,514
4.15%, 09/15/29 (Call 06/15/29)(a)	3,361	3,140,828
4.95%, 06/15/28 (Call 03/15/28)	4,785	4,674,799
5.25%, 04/15/29 (Call 01/15/29)(a)	8,634	8,524,259
5.75%, 02/15/33 (Call 11/15/32)	8,246	8,268,437
8.25%, 11/15/29 (Call 08/15/29)	1,680	1,882,838
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	7,111	6,256,672
3.13%, 07/31/29 (Call 04/30/29)(a)	7,074	6,385,484
4.15%, 10/16/28 (Call 07/16/28)	5,561	5,369,774
5.35%, 01/31/33 (Call 10/31/32)	5,193	5,293,188
Series D, 6.88%, 03/01/33	3,200	3,602,827
Flex Intermediate Holdco LLC, 3.36%, 06/30/31
(Call 12/30/30)(b)	4,690	3,767,482
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	3,282	2,629,328
2.55%, 07/01/30 (Call 04/01/30)(b)	3,254	2,729,687
GNL Quintero SA, 4.63%, 07/31/29(a)(b)	2,887	2,825,769
Kinder Morgan Energy Partners LP
7.40%, 03/15/31(a)	684	740,606
7.75%, 03/15/32(a)	3,350	3,730,705
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	5,176	4,112,428
4.80%, 02/01/33 (Call 11/01/32)(a)	4,255	4,013,518
7.75%, 01/15/32(a)	4,714	5,330,275
7.80%, 08/01/31(a)	2,048	2,301,531
Magellan Midstream Partners LP, 3.25%, 06/01/30
(Call 03/01/30)(a)	2,748	2,401,316
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	3,713	3,450,531
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	8,616	7,212,918
4.80%, 02/15/29 (Call 11/15/28)	4,520	4,399,231
4.95%, 09/01/32 (Call 06/01/32)	5,775	5,535,559
5.00%, 03/01/33 (Call 12/01/32)(a)	5,375	5,171,354
NGPL PipeCo LLC, 3.25%, 07/15/31
(Call 04/15/31)(a)(b)	4,090	3,380,633
Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	$4,714	$4,073,046
3.40%, 09/01/29 (Call 06/01/29)	4,363	3,858,602
4.35%, 03/15/29 (Call 12/15/28)	4,430	4,139,571
4.55%, 07/15/28 (Call 04/15/28)	4,167	4,007,359
6.10%, 11/15/32 (Call 08/15/32)	4,348	4,404,156
6.35%, 01/15/31 (Call 10/15/30)	2,668	2,747,514
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	333	339,812
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5,813	5,142,740
3.80%, 09/15/30 (Call 06/15/30)	4,412	3,920,674
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30
(Call 11/15/29)(a)	11,663	11,027,712
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	652	748,516
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	5,565	4,770,764
4.20%, 02/01/33 (Call 11/01/32)(a)	3,645	3,217,084
4.88%, 02/01/31 (Call 02/01/26)(a)	5,385	4,954,820
5.50%, 03/01/30 (Call 03/01/25)	4,547	4,368,576
6.13%, 03/15/33 (Call 12/15/32)	5,145	5,215,532
6.88%, 01/15/29 (Call 01/15/24)	450	455,642
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	4,937	4,242,497
7.00%, 10/15/28	3,435	3,674,533
Texas Eastern Transmission LP, 7.00%, 07/15/32	3,630	4,041,599
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)(a)	5,280	4,258,394
4.10%, 04/15/30 (Call 01/15/30)(a)	7,635	7,085,706
Transcanada Trust
5.50%, 09/15/79 (Call 09/15/29),
(1-day SOFR + 4.416%)(a)(c)	5,692	4,799,240
5.60%, 03/07/82 (Call 12/07/31),
(5-year CMT + 3.986%)(c)	4,596	3,853,984
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30 (Call 02/15/30)	4,636	4,130,859
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(b)	3,000	2,906,250
Western Midstream Operating LP
4.30%, 02/01/30 (Call 11/01/29)(a)	5,931	5,273,106
4.75%, 08/15/28 (Call 05/15/28)(a)	145	136,922
6.15%, 04/01/33 (Call 01/01/33)(a)	2,910	2,901,677
Williams Companies Inc., 5.65%, 03/15/33
(Call 12/15/32)(a)	4,315	4,362,552
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)(a)	8,199	6,781,408
3.50%, 11/15/30 (Call 08/15/30)(a)	5,575	4,997,294
4.65%, 08/15/32 (Call 05/15/32)	5,617	5,313,949
7.75%, 06/15/31(a)	1,602	1,772,993
8.75%, 03/15/32(a)	1,676	1,994,978
Series A, 7.50%, 01/15/31	2,477	2,728,895
		354,044,048
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	2,955	2,451,929
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	3,803	3,662,377
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(a)(b)	2,654	2,361,195
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(a)(b)	4,427	4,063,204
		12,538,705

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.1%
Brookfield Asset Management Inc., 7.38%, 03/01/33(a)	$10	$10,779
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	3,268	2,645,794
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31
(Call 02/13/31)(a)(b)	2,390	2,021,964
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	2,281	1,670,095
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32
(Call 10/21/31)(b)	225	186,975
Ontario Teachers’ Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(a)(b)	4,785	3,781,631
4.13%, 02/01/29 (Call 11/01/28)(b)	5,188	4,772,796
		15,090,034
Real Estate Investment Trusts — 5.3%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	2,078	1,748,716
2.90%, 10/01/30 (Call 07/01/30)(a)	2,350	1,965,309
4.80%, 10/01/32 (Call 07/01/32)(a)	1,160	1,083,353
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)(a)	3,015	2,212,437
2.00%, 05/18/32 (Call 02/18/32)	6,470	4,909,917
2.75%, 12/15/29 (Call 09/15/29)(a)	2,516	2,149,327
3.38%, 08/15/31 (Call 05/15/31)	4,380	3,783,444
4.50%, 07/30/29 (Call 04/30/29)(a)	1,503	1,425,584
4.70%, 07/01/30 (Call 04/01/30)	2,855	2,724,660
4.90%, 12/15/30 (Call 09/15/30)(a)	4,220	4,082,476
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)(a)	2,830	2,212,773
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	2,315	1,837,155
3.63%, 04/15/32 (Call 01/15/32)(a)	3,336	2,883,823
4.90%, 02/15/29 (Call 11/15/28)	2,397	2,304,192
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)(a)	4,802	3,806,658
2.10%, 06/15/30 (Call 03/15/30)	3,764	3,061,098
2.30%, 09/15/31 (Call 06/15/31)	4,186	3,342,474
2.70%, 04/15/31 (Call 01/15/31)	3,957	3,293,723
2.90%, 01/15/30 (Call 10/15/29)(a)	4,420	3,843,209
3.80%, 08/15/29 (Call 05/15/29)	9,355	8,631,564
3.95%, 03/15/29 (Call 12/15/28)	3,564	3,321,988
4.05%, 03/15/32 (Call 12/15/31)(a)	3,890	3,545,762
5.55%, 07/15/33 (Call 04/15/33)	2,080	2,093,616
5.65%, 03/15/33 (Call 12/15/32)(a)	4,558	4,631,359
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	2,785	2,381,575
2.05%, 01/15/32 (Call 10/15/31)(a)	5,795	4,675,171
2.30%, 03/01/30 (Call 12/01/29)	3,878	3,280,612
2.45%, 01/15/31 (Call 10/17/30)	2,726	2,294,545
3.30%, 06/01/29 (Call 03/01/29)	2,230	2,026,504
5.00%, 02/15/33 (Call 11/15/32)(a)	715	716,695
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)(a)	4,660	3,430,323
2.90%, 03/15/30 (Call 12/15/29)(a)	3,311	2,631,813
3.25%, 01/30/31 (Call 10/30/30)(a)	6,665	5,333,911
3.40%, 06/21/29 (Call 03/21/29)(a)	5,729	4,746,839
4.50%, 12/01/28 (Call 09/01/28)	5,274	4,717,712
Brandywine Operating Partnership LP, 4.55%, 10/01/29 (Call 07/01/29)	2,158	1,505,870
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)(a)	2,715	2,113,539
4.05%, 07/01/30 (Call 04/01/30)(a)	4,545	4,098,256
4.13%, 05/15/29 (Call 02/15/29)	3,778	3,423,391
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)(a)	$2,142	$1,553,413
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	4,425	3,831,376
3.15%, 07/01/29 (Call 04/01/29)	3,583	3,191,621
4.10%, 10/15/28 (Call 07/15/28)	2,203	2,111,420
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)(b)	2,300	2,184,755
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)(a)	2,640	2,023,850
2.75%, 04/15/31 (Call 01/15/31)	3,086	2,300,897
Crown Castle Inc., 5.10%, 05/01/33	2,855	2,811,031
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)(a)	5,715	4,604,179
2.25%, 01/15/31 (Call 10/15/30)(a)	6,394	5,243,316
2.50%, 07/15/31 (Call 04/15/31)(a)	4,533	3,746,239
3.10%, 11/15/29 (Call 08/15/29)(a)	3,904	3,453,136
3.30%, 07/01/30 (Call 04/01/30)	4,370	3,860,654
4.30%, 02/15/29 (Call 11/15/28)	3,906	3,728,883
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(a)	1,035	810,902
2.25%, 12/15/28 (Call 10/15/28)(a)	3,293	2,811,500
2.50%, 02/15/32 (Call 11/15/31)(a)	3,495	2,785,749
3.00%, 02/15/30 (Call 11/15/29)(a)	1,951	1,680,444
4.38%, 02/15/29 (Call 11/15/28)(a)	2,035	1,933,068
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	5,258	4,577,240
4.45%, 07/15/28 (Call 04/15/28)(a)	3,729	3,469,073
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	1,815	1,387,108
3.75%, 08/15/29 (Call 05/15/29)	2,300	1,823,990
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)(a)	6,303	5,109,888
2.50%, 05/15/31 (Call 02/15/31)	7,578	6,181,139
3.20%, 11/18/29 (Call 08/18/29)	6,908	6,070,555
3.90%, 04/15/32 (Call 01/15/32)	7,393	6,638,130
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)(a)	3,887	3,068,505
2.50%, 02/15/30 (Call 11/15/29)(a)	2,272	1,942,606
3.00%, 07/01/29 (Call 04/01/29)(a)	2,736	2,441,083
4.15%, 12/01/28 (Call 09/01/28)(a)	3,823	3,680,851
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	1,680	1,285,726
2.55%, 06/15/31 (Call 03/15/31)(a)	1,532	1,249,972
2.65%, 03/15/32 (Call 12/15/31)(a)	2,915	2,347,638
3.00%, 01/15/30 (Call 10/15/29)	3,381	2,903,601
4.00%, 03/01/29 (Call 12/01/28)(a)	3,023	2,829,966
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	3,370	2,644,060
2.55%, 06/01/31 (Call 03/01/31)	2,315	1,877,700
3.90%, 04/01/29 (Call 02/01/29)	2,125	1,957,924
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	2,085	1,828,807
3.50%, 06/01/30 (Call 03/01/30)	2,534	2,216,752
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	4,396	3,563,594
4.00%, 01/15/30 (Call 10/15/29)(a)	3,791	3,299,062
4.00%, 01/15/31 (Call 10/15/30)	3,989	3,430,653
5.30%, 01/15/29 (Call 10/15/28)(a)	3,422	3,271,651
5.75%, 06/01/28 (Call 03/03/28)	1,933	1,866,379

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32
(Call 02/04/32)(a)(b)	$115	$106,411
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	4,038	3,094,351
2.05%, 03/15/31 (Call 12/15/30)	1,950	1,469,792
2.40%, 03/15/30 (Call 12/15/29)(a)	1,342	1,070,390
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	3,393	2,899,903
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)(a)	2,745	2,324,306
2.88%, 01/15/31 (Call 10/15/30)(a)	2,778	2,358,194
3.00%, 01/15/30 (Call 10/15/29)(a)	4,236	3,696,059
3.50%, 07/15/29 (Call 04/15/29)	3,777	3,431,948
Healthpeak Properties Interim Inc., 5.25%, 12/15/32
(Call 09/15/32)	3,151	3,082,563
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	1,930	1,384,729
3.05%, 02/15/30 (Call 11/15/29)	2,533	1,958,663
4.20%, 04/15/29 (Call 01/15/29)(a)	2,021	1,704,113
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	3,230	2,742,665
Series I, 3.50%, 09/15/30 (Call 06/15/30)	4,880	4,129,452
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,455	1,140,817
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	2,760	1,769,022
4.65%, 04/01/29 (Call 01/01/29)(a)	2,897	2,064,702
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	4,019	3,062,596
2.30%, 11/15/28 (Call 09/15/28)	3,804	3,200,100
4.15%, 04/15/32 (Call 01/15/32)(a)	2,850	2,558,022
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	2,495	1,667,415
3.05%, 02/15/30 (Call 11/15/29)	2,131	1,629,525
4.25%, 08/15/29 (Call 05/15/29)(a)	2,061	1,749,562
4.75%, 12/15/28 (Call 09/15/28)(a)	3,140	2,757,203
Kimco Realty Corp.
2.25%, 12/01/31 (Call 09/01/31)	2,599	2,009,748
2.70%, 10/01/30 (Call 07/01/30)	3,777	3,123,253
3.20%, 04/01/32 (Call 01/01/32)(a)	2,580	2,147,056
4.60%, 02/01/33 (Call 11/01/32)(a)	2,015	1,865,035
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	1,745	1,568,651
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	2,556	2,060,196
2.40%, 10/15/31 (Call 07/15/31)	3,339	2,661,005
4.00%, 06/15/29 (Call 03/15/29)	2,169	2,002,785
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(a)	1,850	1,405,011
2.70%, 09/15/30 (Call 06/15/30)	2,536	2,033,473
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	2,317	1,836,985
2.75%, 03/15/30 (Call 12/15/29)(a)	1,808	1,570,663
3.95%, 03/15/29 (Call 12/15/28)(a)	4,348	4,156,939
4.20%, 06/15/28 (Call 03/15/28)	1,083	1,047,465
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	2,228	1,628,721
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)(a)	2,222	1,849,334
4.30%, 10/15/28 (Call 07/15/28)	2,487	2,330,547
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)(a)	250	184,853
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 02/01/31 (Call 11/01/30)	$3,985	$3,144,548
3.63%, 10/01/29 (Call 07/01/29)(a)	2,725	2,229,387
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)(a)	1,770	1,333,179
Physicians Realty LP, 2.63%, 11/01/31 (Call 08/01/31)	2,785	2,179,089
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(a)	740	505,161
3.15%, 08/15/30 (Call 05/15/30)(a)	2,429	1,791,230
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	4,767	3,711,566
1.63%, 03/15/31 (Call 12/15/30)(a)	1,355	1,090,215
1.75%, 07/01/30 (Call 04/01/30)	1,846	1,491,493
1.75%, 02/01/31 (Call 11/01/30)	2,524	2,010,473
2.25%, 04/15/30 (Call 01/15/30)(a)	5,557	4,724,318
2.25%, 01/15/32 (Call 10/15/31)(a)	2,641	2,146,081
2.88%, 11/15/29 (Call 08/15/29)(a)	2,127	1,881,386
3.88%, 09/15/28 (Call 06/15/28)	1,745	1,669,425
4.00%, 09/15/28 (Call 06/15/28)(a)	2,206	2,136,143
4.38%, 02/01/29 (Call 11/01/28)	1,912	1,853,563
4.63%, 01/15/33 (Call 10/15/32)(a)	4,110	4,018,996
4.75%, 06/15/33 (Call 03/15/33)	2,035	1,990,048
Public Storage
1.95%, 11/09/28 (Call 09/09/28)(a)	3,383	2,936,518
2.25%, 11/09/31 (Call 08/09/31)(a)	3,290	2,706,897
2.30%, 05/01/31 (Call 02/01/31)(a)	3,313	2,773,371
3.39%, 05/01/29 (Call 02/01/29)	3,025	2,811,472
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,845	2,325,688
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	2,390	1,747,866
2.20%, 06/15/28 (Call 04/15/28)	2,517	2,200,508
2.85%, 12/15/32 (Call 09/15/32)	3,570	2,926,335
3.10%, 12/15/29 (Call 09/15/29)	3,690	3,280,785
3.25%, 06/15/29 (Call 03/15/29)(a)	2,630	2,378,475
3.25%, 01/15/31 (Call 10/15/30)	5,282	4,621,710
4.70%, 12/15/28 (Call 11/15/28)(a)	2,715	2,649,804
4.85%, 03/15/30 (Call 01/15/30)	2,060	2,015,217
4.90%, 07/15/33 (Call 04/15/33)	4,000	3,844,569
5.63%, 10/13/32 (Call 07/13/32)(a)	4,010	4,081,441
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	2,974	2,586,342
3.70%, 06/15/30 (Call 03/15/30)	3,098	2,787,441
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	968	771,731
2.15%, 09/01/31 (Call 06/01/31)	4,225	3,313,272
5.00%, 06/15/28 (Call 05/15/28)(a)	25	24,520
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	4,323	3,195,540
3.90%, 10/15/29 (Call 07/15/29)(a)	2,184	1,799,943
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)(a)	3,237	2,525,325
2.85%, 01/15/32 (Call 08/15/31)(a)	515	397,817
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(a)(b)	4,629	4,363,895
Scentre Group Trust 2, 5.13%, 09/24/80
(Call 06/24/30), (5-year CMT + 4.685%)(a)(b)(c)	6,410	5,414,657
Simon Property Group LP
2.20%, 02/01/31 (Call 11/01/30)(a)	3,340	2,704,350
2.25%, 01/15/32 (Call 10/15/31)	3,918	3,067,539
2.45%, 09/13/29 (Call 06/13/29)(a)	7,248	6,173,260
2.65%, 07/15/30 (Call 04/15/30)(a)	4,287	3,649,674
2.65%, 02/01/32 (Call 12/01/31)(a)	3,530	2,866,684

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.50%, 03/08/33 (Call 12/08/32)(a)	$3,805	$3,791,438
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)(a)	2,625	2,019,980
3.20%, 02/15/31 (Call 11/15/30)(a)	1,521	1,248,402
3.40%, 01/15/30 (Call 10/15/29)	2,862	2,428,580
4.00%, 07/15/29 (Call 04/15/29)	2,712	2,420,983
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,828	1,256,599
2.75%, 11/18/30 (Call 08/18/30)(a)	1,856	1,345,014
4.63%, 03/15/29 (Call 12/15/28)	2,265	1,951,834
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	2,740	2,320,547
2.70%, 07/15/31 (Call 04/15/31)(a)	4,122	3,252,251
4.20%, 04/15/32 (Call 01/15/32)	3,065	2,674,921
5.70%, 01/15/33 (Call 10/15/32)(a)	2,185	2,124,885
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	2,198	1,579,480
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(a)(b)	3,345	2,818,732
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)(a)	255	187,813
2.10%, 08/01/32 (Call 05/01/32)(a)	1,925	1,473,391
3.00%, 08/15/31 (Call 05/15/31)(a)	2,072	1,755,299
3.20%, 01/15/30 (Call 10/15/29)(a)	3,808	3,355,540
4.40%, 01/26/29 (Call 10/26/28)(a)	1,735	1,651,651
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	3,052	2,417,298
3.00%, 01/15/30 (Call 10/15/29)(a)	3,851	3,313,648
4.40%, 01/15/29 (Call 10/15/28)	4,448	4,193,237
4.75%, 11/15/30 (Call 08/15/30)(a)	2,447	2,322,347
VICI Properties LP
4.95%, 02/15/30 (Call 12/15/29)	5,815	5,409,641
5.13%, 05/15/32 (Call 02/15/32)	8,590	8,019,988
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	4,670	4,126,523
4.13%, 08/15/30 (Call 02/15/25)(b)	4,630	4,058,171
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	5,385	4,907,950
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)(a)	2,405	1,664,737
WEA Finance LLC
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,903	3,214,487
4.13%, 09/20/28 (Call 06/20/28)(b)	2,679	2,342,178
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	2,560	2,070,503
3.85%, 06/15/32 (Call 03/15/32)(a)	3,175	2,791,166
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	3,168	2,654,266
2.75%, 01/15/31 (Call 10/15/30)	3,542	2,920,610
2.80%, 06/01/31 (Call 03/01/31)	3,893	3,218,361
3.10%, 01/15/30 (Call 10/15/29)	3,965	3,433,852
4.13%, 03/15/29 (Call 12/15/28)	3,230	3,003,324
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	2,405	2,076,988
4.00%, 11/15/29 (Call 08/15/29)	4,341	4,039,823
4.00%, 04/15/30 (Call 01/15/30)	4,348	4,016,822
7.38%, 03/15/32(a)	3,590	4,024,827
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	257	192,101
2.40%, 02/01/31 (Call 11/01/30)(a)	2,644	2,116,749
2.45%, 02/01/32 (Call 11/01/31)(a)	2,330	1,821,872
3.85%, 07/15/29 (Call 04/15/29)	2,483	2,252,179
		607,565,617
Security	Par (000)	Value

Retail — 2.7%
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(a)(b)	$9,700	$7,684,517
Advance Auto Parts Inc.
3.50%, 03/15/32 (Call 12/15/31)(a)	2,210	1,874,897
3.90%, 04/15/30 (Call 01/15/30)(a)	2,998	2,701,353
Alimentation Couche-Tard Inc., 2.95%, 01/25/30
(Call 10/25/29)(a)(b)	4,391	3,782,587
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	1,958	1,602,756
2.40%, 08/01/31 (Call 05/01/31)(a)	2,579	1,961,346
3.85%, 03/01/32 (Call 12/01/31)(a)	4,118	3,479,772
4.75%, 06/01/30 (Call 03/01/30)	2,979	2,771,247
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	3,313	2,613,010
3.75%, 04/18/29 (Call 01/18/29)	1,745	1,620,592
4.00%, 04/15/30 (Call 01/15/30)	5,055	4,713,751
4.75%, 08/01/32 (Call 05/01/32)	3,680	3,582,780
4.75%, 02/01/33 (Call 11/01/32)(a)	3,710	3,600,533
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	3,652	2,934,688
4.45%, 10/01/28 (Call 07/01/28)(a)	2,657	2,598,308
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	10,049	8,421,438
1.75%, 04/20/32 (Call 01/20/32)	5,850	4,741,728
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)(a)	4,544	3,675,711
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	6,457	5,854,977
5.00%, 11/01/32 (Call 08/01/32)(a)	4,185	4,129,504
Dollar Tree Inc., 2.65%, 12/01/31 (Call 09/01/31)	4,826	3,987,493
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(a)(b)	2,055	1,612,541
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	3,036	2,344,394
2.75%, 02/01/32 (Call 11/01/31)	2,915	2,409,283
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	6,992	5,535,153
1.50%, 09/15/28 (Call 07/15/28)(a)	5,162	4,460,965
1.88%, 09/15/31 (Call 06/15/31)(a)	5,467	4,462,669
2.70%, 04/15/30 (Call 01/15/30)(a)	8,579	7,671,077
2.95%, 06/15/29 (Call 03/15/29)(a)	9,244	8,501,653
3.25%, 04/15/32 (Call 01/15/32)(a)	7,010	6,337,395
3.90%, 12/06/28 (Call 09/06/28)(a)	5,751	5,617,472
4.50%, 09/15/32 (Call 06/15/32)(a)	6,927	6,887,327
Lowe’s Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)(a)	6,617	5,673,880
1.70%, 10/15/30 (Call 07/15/30)	7,228	5,778,567
2.63%, 04/01/31 (Call 01/01/31)	8,707	7,358,949
3.65%, 04/05/29 (Call 01/05/29)	8,835	8,292,335
3.75%, 04/01/32 (Call 01/01/32)(a)	8,547	7,754,312
4.50%, 04/15/30 (Call 01/15/30)	4,966	4,853,496
5.00%, 04/15/33 (Call 01/15/33)(a)	257	254,588
5.15%, 07/01/33 (Call 04/01/33)	6,650	6,634,673
6.50%, 03/15/29	1,651	1,772,488
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	4,167	3,572,950
2.63%, 09/01/29 (Call 06/01/29)(a)	5,535	4,952,136
3.60%, 07/01/30 (Call 04/01/30)	5,416	5,060,073
4.60%, 09/09/32 (Call 06/09/32)(a)	4,520	4,502,063
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	2,013	1,605,276
3.90%, 06/01/29 (Call 03/01/29)(a)	2,822	2,678,030

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.20%, 04/01/30 (Call 01/01/30)	$3,125	$2,971,815
4.35%, 06/01/28 (Call 03/01/28)(a)	2,246	2,208,205
4.70%, 06/15/32 (Call 03/15/32)(a)	4,535	4,418,040
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)	3,214	2,548,520
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	4,490	3,829,178
2.55%, 11/15/30 (Call 08/15/30)	6,039	5,195,517
3.00%, 02/14/32 (Call 11/14/31)(a)	5,406	4,734,297
3.55%, 08/15/29 (Call 05/15/29)(a)	5,259	4,949,982
4.00%, 11/15/28 (Call 08/15/28)(a)	4,203	4,073,037
4.80%, 02/15/33 (Call 11/15/32)(a)	3,350	3,334,509
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	4,256	3,719,085
2.65%, 09/15/30 (Call 06/15/30)	2,844	2,502,000
3.38%, 04/15/29 (Call 01/15/29)(a)	5,640	5,360,245
4.40%, 01/15/33 (Call 10/15/32)(a)	3,690	3,597,916
4.50%, 09/15/32 (Call 06/15/32)(a)	6,425	6,338,631
6.35%, 11/01/32(a)	220	245,106
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)(a)	2,937	2,394,584
3.88%, 04/15/30 (Call 01/15/30)	2,963	2,843,324
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	3,846	3,037,472
5.25%, 05/15/33 (Call 02/15/33)	6,525	6,489,296
Walgreens Boots Alliance Inc., 3.20%, 04/15/30
(Call 01/15/30)(a)	2,392	2,071,895
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	1,792	1,599,243
3.25%, 07/08/29 (Call 04/08/29)(a)	4,090	3,868,599
3.70%, 06/26/28 (Call 03/26/28)	7,056	6,906,878
4.00%, 04/15/30 (Call 02/15/30)	6,310	6,194,775
4.10%, 04/15/33	6,460	6,322,941
4.15%, 09/09/32 (Call 06/09/32)(a)	6,735	6,684,112
7.55%, 02/15/30(a)	1,355	1,601,459
		314,957,394
Savings & Loans — 0.0%
Nationwide Building Society, 3.96%, 07/18/30
(Call 07/18/29), (3-mo. LIBOR US + 1.855%)(a)(b)(c)	3,666	3,301,454

Semiconductors — 2.9%
Advanced Micro Devices Inc., 3.92%, 06/01/32
(Call 03/01/32)(a)	3,020	2,879,707
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	4,265	3,711,059
2.10%, 10/01/31 (Call 07/01/31)	6,095	5,075,024
4.25%, 10/01/32 (Call 07/01/32)	200	194,742
Applied Materials Inc., 1.75%, 06/01/30
(Call 03/01/30)(a)	4,386	3,658,954
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	14,963	12,082,033
2.60%, 02/15/33 (Call 11/15/32)(b)	8,780	6,827,786
3.42%, 04/15/33 (Call 01/15/33)(b)	11,060	9,185,703
4.00%, 04/15/29 (Call 02/15/29)(b)	4,613	4,285,157
4.11%, 09/15/28 (Call 06/15/28)(a)	6,496	6,170,716
4.15%, 11/15/30 (Call 08/15/30)(a)	10,465	9,631,053
4.15%, 04/15/32 (Call 01/15/32)(b)	7,799	7,020,741
4.30%, 11/15/32 (Call 08/15/32)(a)	11,243	10,224,490
4.75%, 04/15/29 (Call 01/15/29)(a)	9,588	9,345,508
5.00%, 04/15/30 (Call 01/15/30)(a)	3,636	3,573,023
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,880	4,232,836
Security	Par (000)	Value

Semiconductors (continued)
2.00%, 08/12/31 (Call 05/12/31)(a)	$7,304	$5,945,411
2.45%, 11/15/29 (Call 08/15/29)	10,719	9,292,767
3.90%, 03/25/30 (Call 12/25/29)	8,005	7,580,425
4.00%, 08/05/29 (Call 06/05/29)	4,020	3,840,348
4.00%, 12/15/32(a)	3,660	3,424,804
4.15%, 08/05/32 (Call 05/05/32)(a)	7,100	6,740,478
5.13%, 02/10/30 (Call 12/10/29)	8,200	8,294,174
5.20%, 02/10/33 (Call 11/10/32)(a)	12,015	12,088,335
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)(a)	4,641	4,513,991
4.65%, 07/15/32 (Call 04/15/32)(a)	5,572	5,568,208
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	4,232	3,544,840
4.00%, 03/15/29 (Call 12/15/28)	5,513	5,364,814
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	4,110	3,444,946
4.88%, 06/22/28 (Call 03/22/28)(a)	2,670	2,601,105
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	7,032	5,548,209
4.66%, 02/15/30 (Call 11/15/29)	5,030	4,751,316
5.33%, 02/06/29 (Call 11/06/28)	4,583	4,518,763
5.88%, 02/09/33 (Call 11/09/32)	3,430	3,414,607
6.75%, 11/01/29 (Call 09/01/29)	5,835	6,099,276
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	6,059	5,332,138
2.00%, 06/15/31 (Call 03/15/31)(a)	6,932	5,833,311
2.85%, 04/01/30 (Call 01/01/30)(a)	9,017	8,241,619
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)(a)	2,920	2,939,317
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	5,269	4,295,389
2.65%, 02/15/32 (Call 11/15/31)(a)	6,251	5,045,128
3.40%, 05/01/30 (Call 02/01/30)	5,648	5,025,882
4.30%, 06/18/29 (Call 03/18/29)	5,642	5,312,760
5.00%, 01/15/33 (Call 10/15/32)(a)	4,962	4,780,750
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	4,010	3,228,852
4.38%, 10/15/29 (Call 10/15/24)(a)	4,657	4,163,172
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)	7,377	5,784,280
2.15%, 05/20/30 (Call 02/20/30)(a)	6,759	5,788,746
4.25%, 05/20/32 (Call 02/20/32)(a)	2,235	2,175,849
5.40%, 05/20/33 (Call 02/20/33)(a)	2,275	2,378,903
SK Hynix Inc.
2.38%, 01/19/31(b)	4,488	3,402,476
6.50%, 01/17/33(a)(b)	4,340	4,361,012
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)	2,749	2,169,750
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	4,173	3,506,875
1.90%, 09/15/31 (Call 06/15/31)	2,280	1,882,346
2.25%, 09/04/29 (Call 06/04/29)	4,178	3,692,998
3.65%, 08/16/32 (Call 05/16/32)	3,645	3,407,258
4.90%, 03/14/33 (Call 12/14/32)	2,410	2,470,952
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	8,919	7,538,162
4.13%, 04/22/29 (Call 02/22/29)(a)	2,925	2,851,186
4.25%, 04/22/32 (Call 01/22/32)(a)	5,075	4,947,892
TSMC Global Ltd.
1.38%, 09/28/30 (Call 06/28/30)(b)	5,603	4,440,610

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.25%, 04/23/31 (Call 01/23/31)(b)	$7,765	$6,454,399
4.63%, 07/22/32 (Call 04/22/32)(a)(b)	2,260	2,255,522
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	4,324	3,741,224
		332,124,107
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)	3,824	3,245,732
4.20%, 05/01/30 (Call 02/01/30)(a)	2,427	2,261,656
		5,507,388
Software — 1.9%
Activision Blizzard Inc., 1.35%, 09/15/30
(Call 06/15/30)	1,967	1,572,716
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)(a)	7,216	6,359,648
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	5,549	4,557,682
2.85%, 01/15/30 (Call 10/15/29)	2,938	2,596,887
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	5,767	4,725,643
2.90%, 12/01/29 (Call 09/01/29)	4,242	3,656,669
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	3,689	2,998,404
Fidelity National Information Services Inc.
2.25%, 03/01/31 (Call 12/01/30)(a)	6,814	5,461,314
3.75%, 05/21/29 (Call 02/21/29)(a)	2,752	2,545,710
5.10%, 07/15/32 (Call 04/15/32)(a)	4,300	4,196,809
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	5,526	4,744,154
3.50%, 07/01/29 (Call 04/01/29)	16,530	15,137,727
4.20%, 10/01/28 (Call 07/01/28)	5,516	5,320,222
5.60%, 03/02/33 (Call 12/02/32)	5,165	5,291,084
Intuit Inc., 1.65%, 07/15/30 (Call 04/15/30)	2,938	2,374,842
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	4,760	4,081,972
3.63%, 11/01/31 (Call 11/01/26)(b)	3,395	2,834,346
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	5,340	4,596,704
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	5,835	5,237,657
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	17,621	14,981,400
2.95%, 04/01/30 (Call 01/01/30)(a)	18,905	16,541,246
3.25%, 05/15/30 (Call 02/15/30)(a)	3,363	2,989,360
4.65%, 05/06/30 (Call 03/06/30)	2,560	2,472,743
4.90%, 02/06/33 (Call 11/06/32)(a)	8,250	7,968,968
6.15%, 11/09/29 (Call 09/09/29)	8,035	8,474,002
6.25%, 11/09/32 (Call 08/09/32)	12,270	12,975,162
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)	5,522	4,368,207
2.00%, 06/30/30 (Call 03/30/30)(a)	3,428	2,811,529
2.95%, 09/15/29 (Call 06/15/29)	3,930	3,496,755
4.20%, 09/15/28 (Call 06/15/28)	4,331	4,183,511
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	5,547	4,841,764
1.95%, 07/15/31 (Call 04/15/31)(a)	8,366	6,935,087
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	8,553	6,805,237
Take-Two Interactive Software Inc., 4.00%, 04/14/32
(Call 01/14/32)(a)	3,155	2,904,362
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)	4,094	3,443,904
2.20%, 08/15/31 (Call 05/15/31)	8,404	6,604,455
4.70%, 05/15/30 (Call 02/15/30)	4,591	4,364,922
Security	Par (000)	Value

Software (continued)
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	$4,330	$4,028,169
3.80%, 04/01/32 (Call 01/01/32)(a)	6,980	6,293,737
		215,774,710
Telecommunications — 4.3%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	5,306	4,636,520
3.63%, 04/22/29 (Call 01/22/29)	5,382	4,978,377
4.70%, 07/21/32 (Call 04/21/32)(a)	3,975	3,853,788
AT&T Inc.
2.25%, 02/01/32 (Call 11/01/31)(a)	13,522	10,827,490
2.75%, 06/01/31 (Call 03/01/31)(a)	16,252	13,746,226
4.30%, 02/15/30 (Call 11/15/29)	17,842	17,075,393
4.35%, 03/01/29 (Call 12/01/28)(a)	17,591	17,050,088
Bell Telephone Co. of Canada or Bell Canada (The)
5.10%, 05/11/33	4,480	4,457,420
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)(a)	1,399	1,133,702
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	1,645	1,426,334
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	5,336	4,764,446
5.13%, 12/04/28 (Call 09/04/28)(a)	3,384	3,393,329
9.63%, 12/15/30	16,660	20,626,162
Deutsche Telekom International Finance BV
8.75%, 06/15/30	21,279	25,616,564
9.25%, 06/01/32	2,470	3,153,109
Empresa Nacional de Telecomunicaciones SA, 3.05%,
09/14/32 (Call 06/14/32)(b)	100	79,125
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)(a)	2,504	1,962,982
3.75%, 08/15/29 (Call 05/15/29)	2,862	2,614,389
Koninklijke KPN NV, 8.38%, 10/01/30(a)	4,814	5,619,712
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	4,974	4,021,708
2.75%, 05/24/31 (Call 02/24/31)	4,727	3,893,305
4.60%, 05/23/29 (Call 02/23/29)(a)	4,509	4,411,619
5.60%, 06/01/32 (Call 03/01/32)(a)	3,252	3,253,570
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(a)(b)	4,475	3,678,234
2.63%, 05/05/31 (Call 02/05/31)(a)(b)	7,788	6,596,997
NTT Finance Corp., 2.07%, 04/03/31
(Call 01/03/31)(a)(b)	3,989	3,299,094
Ooredoo International Finance Ltd., 2.63%, 04/08/31(b)	4,895	4,258,650
Orange SA, 9.00%, 03/01/31(a)	15,523	19,291,215
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)(a)(b)	10,602	9,369,246
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	5,605	5,439,036
Sprint Capital Corp.
6.88%, 11/15/28	5,620	6,008,151
8.75%, 03/15/32	10,920	13,266,892
Telefonica Europe BV, 8.25%, 09/15/30(a)	10,446	12,240,805
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(Call 08/18/31)(b)	1,000	802,500
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	5,269	4,595,019
T-Mobile USA Inc.
2.25%, 11/15/31 (Call 08/15/31)	6,033	4,850,469
2.40%, 03/15/29 (Call 01/15/29)(a)	2,813	2,439,911
2.55%, 02/15/31 (Call 11/15/30)	14,136	11,824,689
2.63%, 02/15/29 (Call 02/15/24)	6,044	5,283,767
2.70%, 03/15/32 (Call 12/15/31)	6,100	5,063,328
2.88%, 02/15/31 (Call 02/15/26)	6,085	5,199,280
3.38%, 04/15/29 (Call 04/15/24)	11,100	10,046,150

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.50%, 04/15/31 (Call 04/15/26)(a)	$14,220	$12,666,228
3.88%, 04/15/30 (Call 01/15/30)	37,192	34,506,672
5.05%, 07/15/33 (Call 04/15/33)(a)	9,935	9,796,299
5.20%, 01/15/33 (Call 10/15/32)	6,850	6,853,200
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	6,987	5,538,094
1.68%, 10/30/30 (Call 07/30/30)(a)	6,514	5,178,318
1.75%, 01/20/31 (Call 10/20/30)	12,485	9,858,411
2.36%, 03/15/32 (Call 12/15/31)	25,427	20,506,042
2.55%, 03/21/31 (Call 12/21/30)(a)	23,314	19,523,740
3.15%, 03/22/30 (Call 12/22/29)	8,391	7,503,247
3.88%, 02/08/29 (Call 11/08/28)	6,815	6,443,921
4.02%, 12/03/29 (Call 09/03/29)	21,631	20,372,185
4.33%, 09/21/28	23,469	22,810,580
5.05%, 05/09/33	3,030	2,998,899
7.75%, 12/01/30(a)	3,039	3,523,858
Vodafone Group PLC
6.25%, 11/30/32(a)	2,410	2,571,926
7.88%, 02/15/30	5,767	6,647,743
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	3,550	2,667,393
3.38%, 04/29/30 (Call 01/29/30)(b)	2,390	1,929,955
		498,045,502
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	5,250	4,790,783
Mattel Inc., 3.75%, 04/01/29 (Call 04/01/24)(b)	115	100,290
		4,891,073
Transportation — 1.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29
(Call 03/20/29)(a)(b)	3,011	2,960,575
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	625	732,333
Canadian National Railway Co.
3.85%, 08/05/32 (Call 05/05/32)	4,500	4,223,872
6.90%, 07/15/28	2,171	2,396,119
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)(a)	3,345	2,830,023
2.45%, 12/02/31 (Call 09/02/31)(a)	8,743	7,732,549
2.88%, 11/15/29(a)	2,873	2,571,215
4.00%, 06/01/28 (Call 03/01/28)(a)	2,466	2,394,003
5.75%, 03/15/33	70	72,195
7.13%, 10/15/31(a)	990	1,112,799
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,517	2,182,062
4.10%, 11/15/32 (Call 08/15/32)	7,210	6,853,016
4.25%, 03/15/29 (Call 12/15/28)(a)	5,475	5,357,287
Empresa de Transporte de Pasajeros Metro SA, 3.65%,
05/07/30 (Call 02/07/30)(a)(b)	2,600	2,380,928
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	5,458	4,538,450
3.10%, 08/05/29 (Call 05/05/29)(a)	5,226	4,726,781
4.20%, 10/17/28 (Call 07/17/28)(a)	2,580	2,514,338
4.25%, 05/15/30 (Call 02/15/30)(a)	4,591	4,419,368
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)(a)	3,680	3,059,372
2.55%, 11/01/29 (Call 08/01/29)(a)	2,486	2,173,733
3.00%, 03/15/32 (Call 12/15/31)(a)	2,635	2,286,785
3.80%, 08/01/28 (Call 05/01/28)(a)	3,512	3,375,499
4.45%, 03/01/33 (Call 12/01/32)(a)	4,205	4,050,464
7.25%, 02/15/31(a)	210	235,846
Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	$5,633	$4,787,461
2.40%, 02/05/30 (Call 11/05/29)	5,088	4,459,177
2.80%, 02/14/32 (Call 12/15/31)	7,018	6,082,657
3.70%, 03/01/29 (Call 12/01/28)(a)	5,151	4,962,074
3.95%, 09/10/28 (Call 06/10/28)(a)	6,568	6,413,335
4.50%, 01/20/33 (Call 10/20/32)(a)	5,095	5,025,406
6.63%, 02/01/29(a)	310	342,393
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)(a)	3,450	3,082,718
3.40%, 03/15/29 (Call 12/15/28)(a)	5,566	5,304,665
4.45%, 04/01/30 (Call 01/01/30)(a)	3,615	3,611,801
4.88%, 03/03/33 (Call 12/03/32)(a)	5,065	5,139,115
United Parcel Service of America Inc., 7.62%,
04/01/30(a)(f)	140	163,058
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)	7,173	6,261,539
1.80%, 09/22/31 (Call 06/22/31)(a)	11,690	9,745,335
		140,560,346
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	1,957	1,505,587
3.50%, 06/01/32 (Call 03/01/32)(a)	2,387	2,058,348
4.00%, 06/30/30 (Call 03/30/30)(a)	2,503	2,296,866
4.55%, 11/07/28 (Call 08/07/28)(a)	2,385	2,305,564
4.70%, 04/01/29 (Call 01/01/29)	2,281	2,216,535
4.90%, 03/15/33 (Call 12/15/32)(a)	1,595	1,527,063
5.45%, 09/15/33	1,400	1,378,956
Penske Truck Leasing Co. LP / PTL Finance Corp.,
6.20%, 06/15/30 (Call 04/15/30)(b)	2,020	2,031,100
Penske Truck Leasing Co. LP/PTL Finance Corp.,
3.35%, 11/01/29 (Call 08/01/29)(b)	1,967	1,709,024
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/28
(Call 04/15/28)(a)(b)	1,525	1,301,574
		18,330,617
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	2,310	1,931,555
2.80%, 05/01/30 (Call 02/01/30)	2,890	2,541,803
3.45%, 06/01/29 (Call 03/01/29)(a)	3,212	2,982,806
3.75%, 09/01/28 (Call 06/01/28)(a)	3,160	3,016,964
4.45%, 06/01/32 (Call 03/01/32)(a)	4,910	4,773,106
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	3,738	3,060,479
2.70%, 04/15/30 (Call 01/15/30)	2,309	1,977,693
3.57%, 05/01/29 (Call 02/01/29)	2,272	2,105,645
United Utilities PLC, 6.88%, 08/15/28(a)	500	548,898
		22,938,949

Total Corporate Bonds & Notes — 98.6%
(Cost: $12,615,382,945)		11,340,164,019

Foreign Government Obligations(g)

South Korea — 0.1%
Korea Gas Corp., 2.00%, 07/13/31(b)	2,470	2,037,561
Korea Housing Finance Corp., 4.63%, 02/24/33(b)	2,815	2,787,815

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

South Korea (continued)
Korea National Oil Corp.
2.38%, 04/07/31(a)(b)	$1,950	$1,647,331
2.63%, 04/18/32(a)(b)	3,270	2,754,867
		9,227,574

Total Foreign Government Obligations — 0.1%
(Cost: $10,006,331)		9,227,574

Total Long-Term Investments — 98.7%
(Cost: $12,625,389,276)		11,349,391,593

Short-Term Securities

Money Market Funds — 14.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(h)(i)(j)	1,487,499	1,487,796,711
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(h)(i)	134,012	134,012,000

Total Short-Term Securities — 14.1%
(Cost: $1,621,551,818)		1,621,808,711

Total Investments — 112.8%
(Cost: $14,246,941,094)		12,971,200,304

Liabilities in Excess of Other Assets — (12.8)%		(1,470,952,354)

Net Assets — 100.0%		$11,500,247,950

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period end.

(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,290,306,207	$198,038,351	(a)	$—	$(69,623)	$(478,224)	$1,487,796,711	1,487,499	$1,519,397	(b)	$—
BlackRock Cash Funds: Treasury,SL Agency Shares	19,842,000	114,170,000	(a)	—	—	—	134,012,000	134,012	802,637		—
					$(69,623)	$(478,224)	$1,621,808,711		$2,322,034		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,340,164,019	$—	$11,340,164,019
Foreign Government Obligations	—	9,227,574	—	9,227,574
Short-Term Securities
Money Market Funds	1,621,808,711	—	—	1,621,808,711
	$1,621,808,711	$11,349,391,593	$—	$12,971,200,304

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company